N-2	Jan. 27, 2026 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0001897540
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-2
Entity Registrant Name	AOG INSTITUTIONAL FUND
Entity Address, Address Line One	11911 Freedom Drive
Entity Address, Address Line Two	Suite 730
Entity Address, City or Town	Reston
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20190
City Area Code	703
Local Phone Number	757-8020
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
Effective upon Filing, 486(b)	false
Effective on Set Date, 486(b)	true
Effective on Date, 486(b)	Jan. 28, 2026
Effective after 60 Days, 486(a)	false
Effective on Set Date, 486(a)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	true
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
	Class A Shares	Class I Shares
Shareholder Transaction Expenses
Sales Load (as a percentage of offering price)	5.75%	0.00%

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

Annual Expenses (as a percentage of the Fund’s average net assets)
Management Fee(1)	1.49%	1.49%
Transaction Fee(2)	0.00%	0.00%
Other Expenses(3)	2.09%	2.09%
Acquired Fund Fees and Expenses(4)	1.21%	1.21%
Total Annual Fund Expenses Before Expense Limitation and Reimbursement	4.79%	4.79%
Less Expense Limitation and Reimbursement(5)	(0.63)%	(0.63)%
Total Annual Fund Expenses(6)	4.16%	4.16%

(1)	The Fund pays the Adviser a fee (the “Management Fee”), accrued daily and payable monthly, at the annual rate of 1.49% of the Fund’s average daily Managed Assets. “Managed Assets” means the total assets of the Fund (including any assets attributable to money borrowed for investment purposes) minus the sum of the Fund’s accrued liabilities (other than money borrowed for investment purposes), calculated before giving effect to any repurchase of shares on such date.
(2)	The Fund will not charge Shareholders a transaction fee in connection with the Fund’s repurchases of Shares.
(3)	Other Expenses are restated to reflect current fees. Other Expenses are based on estimated amounts for the current fiscal year and include all direct operating expenses of the Fund. Other Expenses include the Fund’s organization and offering fees and expenses.
(4)	Shareholders indirectly bear a portion of the asset-based fees, performance or incentive fees or allocations and other expenses incurred by the Fund as an investor in the Private Investment Funds. Generally, asset-based fees payable in connection with Private Investment Fund investments will range from 0.00% to 2.00% (annualized) of the commitment amount of the Fund’s investment, and performance or incentive fees or allocations are typically between 0%- 20% of a Private Investment Fund’s net profits annually. The “Acquired Fund Fees and Expenses” disclosed above are based on historic fee information of the Private Investment Funds in which the Fund anticipates investing, which may change substantially over time and, therefore, significantly affect “Acquired Fund Fees and Expenses.”
(5)	The Adviser has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep Fund Operating Expenses (defined below) incurred by the Fund from exceeding 2.95% of the Fund’s average daily net assets attributable to Class A Shares and Class I Shares, respectively, until September 30, 2027 (the “Initial Term End Date”). “Fund Operating Expenses” are defined to include all expenses incurred in the business of the Fund provided that the following expenses (“excluded expenses”) are excluded from the definition of Fund Operating Expenses: (i) any class-specific expenses (including distribution and service (12b-1) fees and shareholder servicing fees), (ii) any acquired fund fees and expenses, (iii) short sale dividend and interest expenses, and any other interest expenses incurred by the Fund in connection with its investment activities, (iv) fees and expenses incurred in connection with a credit facility, if any, obtained by the Fund, (v) taxes, (vi) certain insurance costs, (vii) transactional costs, including legal costs and brokerage fees and commissions, associated with the acquisition and disposition of the Fund’s Portfolio Investments and other investments, (viii) non routine expenses or costs incurred by the Fund, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings and liquidations and (ix) other expenditures which are capitalized in accordance with generally accepted accounting principles. In addition, the Adviser may receive from the Fund the difference between the Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement will continue in effect from year to year for successive one-year terms after the Initial Term End Date unless terminated by the Board or the Adviser. The agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Fund. If the agreement is terminated by the Adviser, the effective date of such termination will be the last day of the current term.
(6)	The Total Annual Fund Expenses shown in the above table will differ from the “Financial Highlights” section of this Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
	1 Year	3 Years	5 Years	10 Years
Class A	$97	$188	$280	$511
Class I	$42	$139	$236	$481

Other Transaction Fees, Note [Text Block]	The Fund will not charge Shareholders a transaction fee in connection with the Fund’s repurchases of Shares.
Other Expenses, Note [Text Block]	Other Expenses are restated to reflect current fees. Other Expenses are based on estimated amounts for the current fiscal year and include all direct operating expenses of the Fund. Other Expenses include the Fund’s organization and offering fees and expenses.
Management Fee not based on Net Assets, Note [Text Block]	The Fund pays the Adviser a fee (the “Management Fee”), accrued daily and payable monthly, at the annual rate of 1.49% of the Fund’s average daily Managed Assets. “Managed Assets” means the total assets of the Fund (including any assets attributable to money borrowed for investment purposes) minus the sum of the Fund’s accrued liabilities (other than money borrowed for investment purposes), calculated before giving effect to any repurchase of shares on such date.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT PROGRAM

Investment Objective and Policies

The Fund’s investment objective is to seek to provide total return. The investment objective of the Fund is non-fundamental and, therefore, may be changed without Shareholder approval.

Portfolio Investments

The Adviser will seek to achieve the Fund’s investment objective by investing in income-producing assets and assets selected for long-term capital appreciation. The Adviser intends to invest the Fund’s assets primarily in a portfolio of investments, including a mix of less liquid, alternative and non-traditional investments, as well as liquid, traditional equity and fixed income investments (collectively, “Portfolio Investments”).

In general, the Portfolio Investments are expected to include the following types of investments, both liquid and illiquid: (i) alternative investment funds, including privately offered pooled investment vehicles (“Private Investment Funds”) and publicly offered funds (“Public Investment Funds”), as well as funds that invest in private equity and/or debt and credit assets that are offered in private placements to investors that meet certain suitability standards (collectively, “Investment Funds”), (ii) direct investments U.S. and non-U.S. equity and fixed income assets which may be substantially similar to those made by Investment Funds, including, but not limited to, notes, bonds, and asset-backed securities, made in co-investment transactions with such Investment Funds; (iii) REITs and other real estate investments; (iv) energy and natural resource investments, including, but not limited to MLPs, oil and gas funds and other energy and natural resource funds; (v) commodity investments, including, but not limited to, commodity pools and precious metals; (vi) absolute return investments, including but not limited, to managed futures funds, hedge funds and other absolute return investment vehicles; and (vii) U.S. and non-U.S. equity investments, without limitation on an issuer’s capitalization size or specific markets or sectors. As a registered investment company, the Fund is subject to certain regulatory restrictions in making co-investments with certain entities affiliated with the Adviser in transactions originated by it or its affiliates unless the Fund obtains an exemptive order from the SEC or co-invests alongside the Adviser or its affiliates in accordance with existing regulatory guidance and the allocation policies of the Adviser and its affiliates, as applicable. However, the Fund is permitted to, and may, co-invest alongside the Adviser in transactions where price is the only negotiated point.

In general, the Adviser will seek to allocate the Fund’s assets to benefit from the performance of various sectors, investment styles and industries. In selecting securities for investment, the Adviser will assess the likely risks and returns of the different alternative investment opportunities and evaluate the potential correlation among the investments under consideration. The Adviser will generally seek to invest in securities whose expected risk-adjusted returns are determined to be attractive and are likely to have low correlations among each other. The Fund may also enter into short sales on equity securities that the Adviser believes will underperform the market. Short sales may be done for investment or hedging purposes.

Asset Classes and Instruments. The Fund may gain exposure to the following asset classes through investments in the instruments listed below, subject where noted to certain percentage limits:

1.	Public and Private Investment Funds:

a)	Privately offered pooled investment vehicles and publicly offered funds, and

b)	Funds that invest in private equity and/or private debt and credit assets that are offered to investors that meet certain suitability standards.

2.	Direct Investments

a)	Direct investments in U.S. and non-U.S. equity and fixed income assets which may be substantially similar to those made by Investment Funds, including, but not limited to, notes, bonds, and asset-backed securities, made in co-investment transactions with such Investment Funds. A portion of these may include late-stage companies that are privately held, also informally referred to as “pre-IPO companies” (i.e., companies that are typically in their last financing round(s) before an initial public offering (“IPO”) or an exit event such as a sale or merger) which have previously been funded primarily by private investment funds and other institutional investors and investment groups.
3.	Real Estate:

a)	Real estate funds, including real estate partnerships,

b)	Direct holdings of real property acquired through entities owned or controlled directly or indirectly by the Fund, including one or more entities that qualify as a REIT for federal income tax purposes such as the REIT Subsidiary,

c)	Collateralized debt investments, commercial mortgage-backed securities, and collateralized debt obligations, and

d)	Publicly-traded and non-traded REITs.

4.	Energy and Natural Resources:

a)	MLPs,

b)	Oil and gas funds, and

c)	Other energy and natural resource funds.

5.	Commodities:

a)	Commodity pools,

b)	Commodity futures,

c)	Commodity-linked structured notes,

d)	Swap contracts, and

e)	Precious metal holdings.

6.	Absolute Return Investments: Subject to percentage limits on Private Investment Funds:

a)	Hedge funds,

b)	Managed futures funds, and

c)	Other absolute return investment vehicles, including registered investment companies pursuing absolute return strategies.

7.	Equities:

a)	U.S. publicly traded equity securities,

b)	Foreign developed market publicly traded equity securities, and

c)	Emerging market publicly traded equity securities.

Limitations Involving Asset Classes, Industries and Investment Funds

Foreign Investments:

●	No more than 75% of the Fund’s total assets (inclusive of developed and emerging markets).

●	Emerging Markets – The Fund may not invest more than 50% of its total assets in investments in emerging markets.

Derivatives:

●	Derivative instruments in which the Fund may invest include, but are not limited to, options, futures contracts, forward futures contracts and options on futures contracts.

●	The Fund may invest in derivatives for various portfolio management purposes, including, but not limited to, reducing transaction costs, increasing overall liquidity of the Fund, gaining exposure to certain asset classes and mitigating risks.

Investment Funds: The Fund may invest in eligible asset classes and securities through Public Investment Funds, such as ETFs, closed-end funds, open-end funds (mutual funds), managed futures funds, commodity pools and other publicly and privately offered pooled investment vehicles, including Private Investment Funds.

●	Generally, investment funds that invest predominantly in a particular asset class are considered an investment in that asset class for the purposes of the Fund’s allocation limits.

Wholly-Owned Subsidiaries:

REIT Subsidiaries

●	Direct real estate holdings will generally be held through entities wholly-owned or controlled, directly or indirectly, by the Fund that qualify as a REIT for federal income tax purposes (a “REIT Subsidiary”). The Fund may invest up to 25% of its total assets in a REIT Subsidiary subject to the overall limitation on real estate and the overall limitation on wholly-owned Subsidiaries.

Corporate Subsidiaries (Domestic Private Equity/Oil & Gas)

●	Certain domestic private equity and domestic oil and gas investments may be held through one or more U.S. entities that are taxable as corporations under Subchapter C of the Code that are wholly-owned, directly or indirectly, by the Fund (“Corporate Subsidiaries”).

●	The Fund may invest up to 25% of its assets in a Corporate Subsidiary that invests in domestic oil and gas investments subject to the limitations on commodity investments and energy and natural resources investments.

●	The Fund may invest up to 25% of its assets in a Corporate Subsidiary that invests in domestic private equity.

●	Because any Corporate Subsidiary through which the Fund invests in private equity or private oil and gas investments is treated as a regular taxable corporation for U.S. federal income tax purposes, any Corporate Subsidiary will incur tax expenses. This is different than a typical registered investment company that qualifies for the tax treatment available to a RIC under the Code. The return on investments held in Corporate Subsidiaries will be reduced by the taxes paid.

All Wholly-Owned Subsidiaries will comply with the provisions of the 1940 Act regarding investment policies. Any investment adviser to a Wholly-Owned Subsidiary will comply with the provisions of the 1940 Act relating to investment advisory agreements as if it were an investment adviser to the Fund. Each Wholly-Owned Subsidiary will comply with the provisions of the 1940 Act relating to affiliated transactions and custody of assets.

In applying these allocation limits, the Adviser also will take into account the requirement for qualifying to be taxed as a RIC under the Code.

REIT Subsidiaries. As noted above, the Fund may invest up to 25% of its total assets in one or more REIT Subsidiaries also managed by the Adviser which invests through wholly-owned special purpose companies in direct real estate properties. Investment through a REIT Subsidiary involves risks, including the risk that failure of the REIT Subsidiary to qualify as a REIT will have adverse tax consequences on the REIT Subsidiary and may adversely affect the performance of the Fund, which are more fully described in “Principal Risks—REIT Subsidiary Risk” section of this Prospectus.

To qualify as a REIT, a REIT Subsidiary must satisfy a number of requirements on a continuing basis, including requirements regarding the composition of its assets, sources of its gross income, distributions and stockholder ownership. Since certain activities, if performed by the REIT Subsidiary, may generate non-qualifying gross income, the REIT Subsidiary may form taxable REIT subsidiaries, as defined in the Code, to engage in such activities. While REITs generally are not taxed on income they distribute to their shareholders, even if the REIT Subsidiary qualifies for taxation as a REIT, it may be subject to certain federal, state and local taxes on its income and assets, including taxes on any undistributed income, a 100% tax on gains from “prohibited transactions” (sales of dealer properties), tax on income from some activities conducted as a result of a foreclosure, and state or local income, property and transfer taxes. If, for any taxable year, the REIT Subsidiary does not qualify as a REIT, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions would be taxable as ordinary dividends (generally qualified dividend income for non-corporate shareholders) to the extent of the REIT’s current and accumulated earnings and profits.

Corporate Subsidiaries. U.S. private equity investments, including U.S. private equity funds, and U.S. private oil and gas investments, including U.S. private oil and gas funds, may be held through one or more Corporate Subsidiaries also advised by the Adviser. The Fund may invest up to 25% of its total assets in one or more Corporate Subsidiaries that primarily invest in U.S. private equity investments, including direct investments in U.S. private equity as well as U.S. private equity funds, and up to 25% of its total assets in one or more Corporate Subsidiaries that primarily invest in U.S. private oil and gas investments, including direct investments in U.S. oil and gas as well as U.S. private oil and gas funds. The Fund reserves the right to include non-U.S. investments in such Corporate Subsidiaries as well. Because any Corporate Subsidiary through which the Fund invests in private equity or private oil and gas funds is treated as a regular taxable corporation for U.S. federal income tax purposes, any Corporate Subsidiary will incur tax expenses. The returns on investments held in Corporate Subsidiaries will be reduced by the taxes paid. In calculating its daily net asset value, the Fund will, among other things, account for any Corporate Subsidiary’s deferred tax liability and/or asset balances.

All wholly-owned Subsidiaries. The Fund will consolidate all of its wholly-owned Subsidiaries such as any REIT Subsidiary or Corporate Subsidiary as required under GAAP. The Fund will invest no more than 25% of its assets in wholly-owned Subsidiaries, including Corporate Subsidiaries and REIT Subsidiaries. All Wholly-Owned Subsidiaries will comply with the provisions of the 1940

Act regarding investment policies. Any investment adviser to a Wholly-Owned Subsidiary will comply with the provisions of the 1940 Act relating to investment advisory agreements as if it were an investment adviser to the Fund. Each Wholly-Owned Subsidiary will comply with the provisions of the 1940 Act relating to affiliated transactions and custody of assets.

The SAI contains a list of other fundamental and non-fundamental investment policies of the Fund under the heading “Investment Objective and Policies.”

Leverage

The Fund may employ leverage, including borrowing from banks in an amount of up to 33% of the Fund’s assets (defined as net assets plus borrowing for investment purposes). The Fund is authorized to borrow money in connection with its investment activities, subject to the limits of the asset coverage requirement of the 1940 Act. The Fund also may borrow money to satisfy repurchase requests from Fund Shareholders and to otherwise provide the Fund with temporary liquidity. The 1940 Act requires a RIC to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, and measured at the time indebtedness occurs. This means that the value of the Fund’s total indebtedness may not exceed one-third of the value of its total assets, including the value of the assets purchased with the proceeds of its indebtedness. In addition, certain Investment Funds may utilize leverage in their investment programs. Such leverage may take the form of loans for borrowed money, trading on margin or other forms of direct and indirect borrowings, or derivative instruments, including, among others, forward contracts, futures contracts, options, swaps and reverse repurchase agreements, and other instruments and transactions that are inherently leveraged. The Fund’s use of leverage can produce “unrelated business taxable income,” which can pose a meaningful problem for tax-exempt Shareholders.

Temporary Investments

The Fund may, from time to time, take defensive positions that are inconsistent with the Fund’s principal investment strategy in attempts to respond to adverse market, economic, political or other conditions. During such times, the Adviser may determine that the Fund should invest up to 100% of its assets in cash or cash equivalents, including money market instruments, prime commercial paper, repurchase agreements, Treasury bills and other short-term obligations of the U.S. government, its agencies or instrumentalities. In these and other cases, the Fund may not achieve its investment objectives. The Adviser may invest the Fund’s cash balances in any investments it deems appropriate. The Adviser expects that such investments will be made, without limitation and as permitted under the 1940 Act, in money market funds, repurchase agreements, U.S. Treasury and U.S. agency securities, municipal bonds and bank accounts. Any income earned from such investments is ordinarily reinvested by the Fund in accordance with its investment program. Many of the considerations entering into recommendations and decisions of the Adviser and the Fund’s portfolio manager are subjective.

Other Information Regarding Investment Strategy

The frequency and amount of portfolio purchases and sales (known as the “portfolio turnover rate”) will vary from year to year. It is anticipated that the Fund’s portfolio turnover rate will ordinarily be between 25 and 50%. The portfolio turnover rate is not expected to exceed 100% but may vary greatly from year to year and will not be a limiting factor when the Adviser deems portfolio changes appropriate. Although the Fund generally does not intend to trade for short-term profits, the Fund may engage in short-term trading strategies, and securities may be sold without regard to the length of time held when, in the opinion of the Adviser, investment considerations warrant such action. These policies may have the effect of increasing the annual rate of portfolio turnover of the Fund. Higher rates of portfolio turnover typically result in higher brokerage commissions and may generate short-term capital gains taxable as ordinary income. If securities are not held for the applicable holding periods, dividends paid on them will not qualify for the advantageous federal tax rates. See “U.S. Federal Income Tax Matters.”

There is no assurance what portion, if any, of the Fund’s investments will qualify for the reduced federal income tax rates applicable to qualified dividends under the Code. As a result, there can be no assurance as to what portion of the Fund’s distributions will be designated as qualified dividend income. See “U.S. Federal Income Tax Matters.”

Investment Allocation and Portfolio Construction

The Fund pursues its investment objective by allocating its assets to build a broad portfolio consisting primarily of the following asset classes: (1) Investment Funds (2) direct investments in U.S. and non-U.S. equity and fixed income assets which may be substantially similar to those made by Investment Funds, (3) REITs and other real estate investments, (4) energy and natural resource investments, (5) commodity investments, (6) absolute return investments, and (7) U.S. and non-U.S. equity investments. The Fund focuses on maintaining a high level of diversification, utilizing multiple investment strategies for each asset class. The Fund emphasizes low expected performance correlation between these six asset classes and where possible, reduced correlation across strategies within an asset class.

The Fund’s equity securities allocation will be based on the Adviser’s near- and long-term performance expectations of the securities. Primary factors influencing these expectations include: (1) current market valuations, (2) earnings expectations, (3) current and expected interest rates and (4) inflation expectations. In making its equity securities allocation decisions, the Adviser will consider the relative opportunities of equity securities compared to other investment classes and will adjust its allocation to equity securities generally and within sub-categories of equity securities, such as U.S., developed non-U.S., and emerging market equity securities. Absolute and relative valuations throughout global equity markets will affect the aggregate equity securities allocation as well as allocations to specific sub-sectors and strategies. Specific equity strategies and allocation targets will be determined based on expectations regarding future market segments, management strength, and expected diversification benefits. The Fund may also enter into short sales on equity securities that the Fund’s Adviser expects to underperform. Short sales are transactions in which the Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at or prior to the time of replacement. Short sales may be done for investment or hedging purposes.

The Fund’s real estate allocation will be dependent on current valuations of real estate and the availability of particular real estate investment programs to provide the Fund with exposure to real estate with desired characteristics. The Adviser will evaluate real estate investment programs based on their ability to generate attractive returns and their relative risk/return profiles.

The commodities and precious metals allocation will be influenced by various factors such as global growth projections, expected global demand across sectors, secular pricing trends, access to specific commodities and precious metals, and availability of desirable investment vehicles. Expectations of rising prices and an acceptable means of investment are both key factors in increasing or decreasing allocations to this sector. A pure play (ownership of companies that are active within particular natural resource sectors) to commodities may also be used to secure exposure.

The Fund’s energy and natural resources allocation will target diverse sub-segments of energy and natural resources through various investment vehicles. It is expected that both tradable and non-tradable investment opportunities will be pursued as part of the overall strategy of securing exposure to multiple segments while also seeking to take advantage of characteristics of different investment structures. Factors such as long-term energy trends and expected pricing movements of particular energy forms and natural resources will be considered along with the desirability of specific investment vehicles.

The Fund’s absolute return investments allocation will be added with an emphasis on reducing overall portfolio volatility through lower cross-correlation with other portfolio holdings, and secondarily, lower cross-correlation amongst the individual investments and investment vehicles. It is expected that a variety of strategic approaches will be targeted for investment.

The Fund’s fixed income securities allocation will be based on the Adviser’s expectations regarding future interest rates. Because fixed income investments provide unique diversification benefits, the Adviser intends to purchase liquid fixed income securities, which may be used to satisfy the Fund’s liquidity requirements. See “Repurchases of Shares.” The relative attractiveness of equity and fixed income securities will influence the Fund’s allocation to the remaining investment classes.

The Fund may invest in the following types of securities, subject to certain limitations as set forth below. The Fund is under no obligation to invest in any of these securities.

Equity Investments

U.S. Equities. The Fund’s investments in U.S. equities will consist primarily of investments in publicly-traded equity securities issued by U.S. companies, without limitation on an issuer’s capitalization size or specific markets or sectors. These securities typically trade on the New York Stock Exchange (the “NYSE”) or the NASDAQ Stock Market (“NASDAQ”), although they may trade on other exchanges and markets as well. These investments may also include Investment Funds whose portfolios consist of securities issued by U.S. companies.

Foreign Developed Market Equities. The Fund’s investments in foreign developed market equities will consist primarily of publicly-traded equity securities issued by non-U.S. companies that are domiciled in industrialized countries with growth rates and economic activity similar to the U.S. These investments may include American depositary receipts (“ADRs”) of non-U.S. companies, which are receipts for the shares of non-U.S. companies held in trust by U.S. banks and entitling the shareholders to all distributions and capital gains. ADRs are available for hundreds of stocks from numerous countries and are traded on U.S. exchanges. These investments may also include Investment Funds whose portfolios consist of securities issued by non-U.S. companies.

Emerging Market Equities. The Fund’s investments in emerging market equities will consist of publicly-traded equity securities issued by non-U.S. companies in “emerging markets,” or those countries that are experiencing higher growth rates that are expected to continue for the foreseeable future and whose economies are becoming industrialized. To achieve an appropriate level of diversification, the Fund may employ several international equity asset managers, each of which may focus on a particular country or region of the world. These investments may also include ADRs and Investment Funds whose portfolios consist of securities issued by non-U.S. companies.

Private Equity Investments. The Fund’s investments in private equity may consist of private equity funds and direct investments in private companies. Private equity investing provides funds to private companies, i.e., companies that are not listed on a stock exchange. Because these companies’ securities are not publicly traded, they are illiquid and therefore may be difficult to sell should the private equity fund seek to sell them prior to a scheduled liquidity event. Types of private equity funds are venture capital funds, which invest in the early stages of a company’s operations during its “start-up” phase, growth equity funds, which invest in existing companies with proven business models, good customer bases, and positive cash flow generation or profits, buyout funds, which invest in established companies requiring capital to restructure or facilitate a change in ownership, and distressed investing funds, which specialize in purchasing the debt or equity of troubled companies that may have defaulted or are on the brink of defaulting. The Fund may invest in any of these types of private equity funds. The Fund may acquire its private equity investments through Corporate Subsidiaries. The Fund intends to qualify as a RIC under Subchapter M of the Code, which requires compliance with certain requirements concerning the sources of its income and diversification of its assets. The Fund’s investments in private equity investments that in turn invest in medium or small capitalization companies that are not formed as corporations can cause challenges for the Fund to comply with these requirements because such investments may not be qualifying assets and may not produce qualifying income.

Real Estate Investments

REITs and Real Estate Funds. The Fund’s investments in REITs and real estate funds will consist of securities that qualify as REITs for U.S. federal income tax purposes. The Fund may invest in both REITs that are listed on a national securities exchange (“Listed REITs”) and REITs that are not listed on a national securities exchange (“Non-Listed REITs”). The Fund will use both macro and micro criteria in its evaluation of Listed REITs. Macro criteria include the relative attractiveness of Listed REITs to the broader market, the impact of the debt capital markets and the supply and demand of commercial real estate overall and the Listed REIT’s specific property types. The micro criteria include the attractiveness of the targeted property type for the REIT, the quality and historical success of management, relative multiples and analysis of the REIT’s yield, whether the Listed REIT is trading at a discount or premium to its NAV and other factors. The Fund will use management and operational analysis in its evaluation of Non-Listed REITs. The management analysis will include evaluating the strength of the Non-Listed REIT’s sponsor and its management team. The operational analysis will include a review of the investment merits of each property type, stability of income, distribution yield and distribution coverage.

Real Estate Limited Partnerships. The Fund may invest in real estate limited partnership interests. These partnership interests are typically securities issued in private placements, meaning that the securities are not registered with the SEC or traded on a national securities exchange, and are only sold to investors meeting certain income or net worth requirements. These partnerships offer the opportunity to generate attractive returns but without the liquidity or required distributions offered by REITs. These partnerships may include a single property or multiple properties as their assets.

Direct Holdings of Real Property. The Fund may make direct investments in all types of commercial real properties, including retail, industrial and office properties. These investments may be, but need not be required to be, made through the REIT Subsidiary. The Fund will seek to acquire properties that will produce attractive returns and potential income with the potential for appreciation in value upon the disposition of a property. The Fund will acquire its properties through entities owned or controlled directly or indirectly by the Fund, including one or more entities that qualify as a REIT for federal income tax purposes such as the REIT Subsidiary. For purposes of complying with the leverage limitations of Section 18 of the 1940 Act, the Fund will treat as its own the borrowings of any entity primarily controlled by the Fund that engages in investment activities in securities or other assets. An entity is “primarily controlled” by the Fund if the Fund has control, as defined in Section 2(a)(9) of the 1940 Act, and the Fund’s control is greater than that of any other person.

Commodities, Energy and Natural Resources

Commodity Investments. The Fund will gain exposure to the commodity sectors by investing in (1) the securities of companies that have a major portion of their operations in the exploration, recovery, production and processing of commodities (“Commodity Issuers”) and (2) commodity-linked derivative instruments, such as swap agreements, commodity futures, commodity-based exchange-traded funds, commodity-linked structured notes and swaps on commodity futures (collectively, the “Commodity Instruments”), either by investing directly in those Commodity Instruments, or indirectly by investing in the Corporate Subsidiary that invests in those Instruments. The Fund may invest in Commodity Issuers and Commodity Instruments listed on U.S. or non-U.S. exchanges, some of which could be denominated in currencies other than the U.S. dollar. The Fund’s investment in the Commodity Issuers and Commodity Instruments provides the Fund with exposure to the investment returns of the commodity sectors without investing directly in physical commodities. Commodities are assets that have tangible properties, such as oil, metals and agricultural products. There is no maximum or minimum exposure to any one Commodity Instrument or any one commodity sector. The Fund intends to qualify as a RIC under Subchapter M of the Code, which requires compliance with certain requirements concerning the sources of its income and diversification of its assets. The Fund’s investments in commodities can cause challenges for the Fund to comply with these requirements because such investments are generally not qualifying assets and may not produce qualifying income.

Precious Metals. The Fund’s precious metals investments will include investments in companies that are involved in the mining of or exploration for precious and rare metals and minerals, including gold, silver, platinum and diamonds, as well as nickel, copper, zinc or other base or common metals or minerals. The Fund may also make direct investments in both precious and base metals or minerals, or may make such investments through Investment Funds whose portfolios consist of direct investments in such metals or minerals, futures contracts on such metals or related options or securities issued by companies involved in the mining of or exploration of metals and minerals.

Energy and Natural Resources Investments. The Fund may invest in multiple energy asset classes, including in publicly-traded securities issued by companies engaged in the exploration, mining, development, fabrication, processing, marketing or distribution of natural resources in the energy sector, including investments in oil and gas. These investments may take the form of long/short equities trading, commodities investments and precious metal investments as described above, MLPs and Investment Funds investing in oil, gas and other energy and natural resources. The Fund may acquire Investment Funds investing in oil, gas and other energy and natural resources through Corporate Subsidiaries.

Master Limited Partnerships. The Fund may invest in MLPs directly and may invest indirectly by investing in Investment Funds that invest in MLPs. MLPs are entities that are structured as limited partnerships or as limited liability companies treated as partnerships. The units for these entities are listed and traded on a U.S. securities exchange. To avoid taxation as a corporation, the entity must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include natural resource-based activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources. Limited partnerships have two classes of interests – general partner interests and limited partner interests. The general partner typically controls the operations and management of the partnership through an equity interest in the limited partnership (typically up to 2% of total equity). Limited partners own the remainder of the partnership and have a limited role in the partnership’s operations and management.

MLPs organized as limited partnerships generally have two classes of limited partner interests – common units and subordinated units. The general partner of the MLP is typically owned by an energy company, an investment fund, the direct management of the limited partnership or is an entity owned by one or more of such parties. The general partner interest may be held by either a private or publicly traded corporation or other entity. In many cases, the general partner owns common units, subordinated units and incentive distribution rights (“IDRs”), in addition to its general partner interest in the MLP.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common units also accrue arrearages in distributions to the extent the MQD is not paid. Once common units have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD paid to both common and subordinated units is distributed to both common and subordinated units generally on a pro rata basis. Whenever a distribution is paid either to common unitholders or subordinated unitholders, the general partner is paid a proportional distribution. The holders of IDRs (usually the general partner) are eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per unit surpassing specified target levels. As cash distributions to the limited partners increase, the IDRs receive an increasingly higher percentage of the incremental cash distributions. A common arrangement provides that the IDRs can reach a tier where the holder receives 48% of every incremental dollar paid to partners. These IDRs encourage the general partner to streamline costs, increase capital expenditures and acquire assets to increase the partnership’s cash flow and raise the quarterly cash distribution to reach higher tiers. Such results benefit all security holders of the master limited partnership.

Absolute Return Investments

Managed Futures. Managed futures funds are managed by professional money managers known as “commodity trading advisors” that are registered with the CFTC. They generally manage their clients’ assets using a proprietary trading system or a discretionary method that may involve going long or short in futures contracts in a variety of commodities. The Fund may allocate a portion of its assets in one or more managed futures funds with a single or multiple commodity trading advisors.

Hedge Funds. Hedge funds are Private Investment Funds that primarily invest in publicly traded securities, currencies, over-the-counter derivatives, futures contracts, use substantial leverage (in excess of 300% of net assets), sell securities short, or employ certain hedging and arbitrage strategies, and that would be investment companies but for the exceptions provided in Section 3(c)(1) or Section 3(c)(7) of the 1940 Act. These funds pursue very diverse strategies and are distinguished from other pooled investment products primarily by their availability to a limited number of select investors, by agreements that lock up the investors’ capital for fixed periods, and by their managers’ performance-based compensation. They may also be distinguished by their use of strategies beyond the scope of most mutual funds. Examples of specialized hedge fund strategies include, but are not limited to equity market neutral, which seeks to purchase and sell equity securities in an attempt to isolate risk to the relative value of one security or basket of securities, convertible arbitrage, which involves the purchase of convertible debt or preferred equity investment concurrent with the short sale of, or a short on an over-the-counter derivative position in the common stock of the issuer of such debt, volatility arbitrage, which entails the use of derivative instruments and can be used on both a stand-alone basis or as a hedging strategy in conjunction with other investment strategies, or fixed income or credit arbitrage, which is designed to identify and exploit anomalous spreads in the prices of functionally equivalent or substitutable securities. The Fund may invest in any of these types of hedge funds.

Fixed Income Investments

U.S. Bonds. The Fund’s investments in U.S. bonds will include bonds, notes and debentures issued by publicly-traded and private corporations, debt securities issued by the U.S. government or agency thereof, or debt securities issued by a municipality. The Fund will utilize its investments in U.S. bonds for income, defensive portfolio measures or to maintain liquidity. These investments may also include Investment Funds, whose portfolios consist of U.S. bonds.

Foreign Developed Market Bonds. The Fund’s investments in foreign developed market bonds will include bonds, notes and debentures issued by non-U.S. publicly-traded and private corporations, debt securities issued by a non-U.S. government or agency thereof, or debt securities issued by a non-U.S. municipality. The Fund will utilize its investments in foreign developed market bonds for income, defensive portfolio measures or to maintain liquidity. The issuers of these bonds will be domiciled in industrialized countries with growth rates and economic activity similar to the U.S. These investments may also include Investment Funds whose portfolios consist of foreign developed market bonds.

Emerging Market Bonds. The Fund’s investments in emerging markets bonds will include bonds, notes and debentures in which the issuer is domiciled in an “emerging market.” These bonds, notes and debentures will be issued by non-U.S. publicly-traded and private corporations, debt securities issued by a non-U.S. government or agency thereof, or debt securities issued by a non-U.S. municipality. The Fund will utilize its investments in emerging market bonds for capital appreciation. These investments may also include Investment Funds whose portfolios consist of emerging market bonds.

Real Estate Collateralized Debt. The Fund’s real estate collateralized debt investments will include investments in REITs and other real estate investment vehicles that hold commercial mortgage-backed securities (“CMBS”), or collateralized debt obligations (“CDOs”). CMBS are securities that evidence interests in, or are secured by, a single commercial mortgage loan or a partial or entire pool of commercial mortgage loans. CMBS can be structured as pass-through securities or securities in which cash flows are distributed to multiple classes of securities following a predetermined distribution waterfall, giving priority to selected classes and subordinating other classes. CDOs are multiple class debt securities, or bonds, secured by pools of assets, such as CMBS or mezzanine loans. CDOs may direct all interest payments to one class of security (called an interest only security) and all principal payments, including pre-paid principal, to another class of security. CDOs are typically issued in multiple tranches with varying risk/reward attributes in which some classes are subordinate to others in priority of payment. Both CMBS and CDOs are subject to all of the same risks as the underlying real estate assets.

Mezzanine Debt. The Fund’s mezzanine debt investments will include loans that generally take the form of a subordinated loan secured by a pledge on the ownership interests of an entity that owns commercial real estate, and generally finance the acquisition, refinancing, rehabilitation or construction of commercial real estate. These loans are subordinate to both first and subordinated mortgage loans, as described below, and thereby have more limited rights in the event of a default by virtue of their position in a borrower’s capital structure. This position, however, provides the potential for superior risk-adjusted returns during the term of the loan and at payoff. The Fund’s mezzanine loans may be either short-term (one-to-five year) or long-term (up to 10-year) and may be fixed or floating rate.

Distressed Debt. The Fund’s investments in distressed debt will include investing in the debt of companies experiencing significant financial or operational difficulties that often lead to exchange offers, workouts, financial restructuring, reorganization or special credit event-related situations. These securities generally trade at significant discounts to par value because of these difficulties and because certain classes of investors are precluded, based on their investment mandates, from holding low-credit instruments.

Convertible Debt. The Fund’s investments in convertible debt will include the purchases of convertible debt or preferred equity investments (an instrument that is effectively a bond or has a fixed obligation of repayment with an embedded equity option, non-detachable warrants or an equity-linked or equity-indexed note). Investment returns are driven by a combination of an attractive coupon or dividend yield, interest on the short position and the level of the underlying stock’s volatility (which directly affects the option value of the security’s conversion feature).

Public and Private Investment Funds

Exchange Traded Funds (“ETFs”). The Fund may invest its assets in ETFs that invest primarily in the securities and asset classes discussed above subject to the Fund’s investment restrictions. ETFs are typically passive funds that track their related index and have the flexibility of trading like a security. ETFs are usually structured as trusts and are managed by professionals and provide the investor with diversification, cost and tax efficiency and liquidity. ETF investors have the ability to take long and short positions in ETFs and buy them on margin. ETFs are also useful for hedging purposes, and some provide quarterly dividends. Additionally, some ETFs are structured as unit investment trusts, which are funds that are not actively managed; instead, these funds hold a fixed portfolio of securities or assets and are overseen by trustees. These types of ETFs are usually registered under the 1940 Act. Some ETFs, however, may be grantor trusts which are not typically registered under the 1940 Act. An ETF typically holds a portfolio of securities or contracts designed to track a particular market segment or index.

ETFs generally have two markets. The primary market consists of institutions that exchange a basket of securities plus cash in the form of dividends in exchange for shares of the ETF. The baskets, or units, are frequently large; a typical unit is equivalent to 50,000 ETF shares. The secondary market consists of an organized exchange such as a national securities exchange in which individuals may trade shares, often as little as a single share, during normal trading hours. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. ETF shares may trade at a discount or a premium in market price if there is a limited market in such shares. Usually, the trading price is close to the ETF’s NAV because ETFs permit certain financial institutions, called “authorized participants,” to deposit and redeem shares in-kind rather than in cash, to avoid an arbitrage opportunity. This is different from open-end funds that are traded after hours once the NAV is calculated. ETFs share many similar risks with open-end and closed-end funds.

Investments in ETFs are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. ETFs also are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest exclusively in stocks and bonds. You will indirectly bear fees and expenses charged by the ETFs in addition to the Fund’s direct fees and expenses. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, adversely affecting the Fund’s performance.

Closed-End Funds. The Fund may invest its assets in “closed-end” investment companies (or “closed-end funds”) that invest primarily in the securities and asset classes discussed above, subject to the Fund’s investment restrictions. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% or 6% of the initial public offering price. These closed-end funds then use the proceeds from the initial public offering to purchase securities or other assets.

Such securities are listed for trading on the NYSE or NASDAQ and, in some cases, may be traded in other over-the-counter markets. Because the shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company, investors seek to buy and sell shares of closed-end funds in the secondary market.

The Fund generally will purchase shares of closed-end funds in the secondary market. The Fund will incur normal brokerage costs on such purchases similar to the expenses the Fund would incur for the purchase of securities of any other type of issuer in the secondary market. The Fund may, however, also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the Adviser, based on a consideration of the nature of the closed-end fund’s proposed investments, the prevailing market conditions and the level of demand for such securities, they represent an attractive opportunity for growth of capital. The initial offering price typically will include a dealer spread, which may be higher than the applicable brokerage cost if the Fund purchased such securities in the secondary market.

Open-End Funds (mutual funds). Open-end funds, unlike closed-end funds, can issue and redeem shares as necessary; when investors wish to invest, the fund issues new shares in exchange for cash. When existing investors wish to redeem shares, the fund repurchases these shares and pays the investors cash. The Fund may invest in investment companies such as open-end funds that invest primarily in the securities and asset classes discussed above, subject to the Fund’s investment restrictions.

Private Investment Funds. The term “privately offered pooled investment vehicles” or “Private Investment Funds” as used throughout this Prospectus, refers to privately offered pooled investment vehicles and private equity funds that invest in private debt and credit assets substantially similar to those made by interval funds, tender offer funds, and business development companies that are offered in public offerings or private placements to investors that meet certain suitability standards. In general, these interests are subject to underlying lock-ups, are not freely tradable and/or have substantial transfer restrictions and no active trading market but may have certain rights as to redemption.

Risk Factors [Table Text Block]

TYPES OF INVESTMENTS AND RELATED RISKS

All investments carry risks to some degree. The Fund cannot guarantee that its investment objective will be achieved or that its strategy of investing in the Fund will be successful. An investment in the Fund involves substantial risks, including the risk that the entire amount invested may be lost.

The Fund has been organized as a continuously offered, closed-end management investment company. Closed-end funds differ from open-end funds (commonly known as mutual funds) in that investors in closed-end funds do not have the right to redeem their shares on a daily basis. Unlike closed-end funds that list their shares on a securities exchange, the Fund does not currently intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. Therefore, an investment in the Fund, unlike an investment in a typical closed-end fund, is not a liquid investment. To provide some liquidity to Shareholders, the Fund has been structured as an “interval fund” and conducts quarterly repurchase offers each calendar year for a limited amount of the Fund’s Shares (not less than 5% and no more than 25%).

No guarantee or representation is made that the investment program of the Fund will be successful, that the various investments selected by the Fund will produce positive returns or avoid losses or that the Fund will achieve its investment objectives.

The following discussions of the various risks associated with the Fund and its Shares are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Fund. Prospective investors should read this entire Prospectus and consult with their own advisors before deciding whether to invest in the Fund. In addition, as the Fund’s investment program changes or develops over time, an investment in the Fund may be subject to risk factors not described in this Prospectus. The Fund will update this Prospectus to account for any material changes in the risks involved with an investment in the Fund.

Equity Securities Risk. When the Fund invests in equity securities, the Fund’s investments in those securities are subject to price fluctuations based on a number of reasons, including changes in investors’ perceptions of the financial condition of an issuer, the general condition of the relevant stock market and broader domestic and international political and economic events. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of a particular equity security held by the Fund may decline for a number of other reasons which directly relate to the issuer, such as management performance, financial leverage, the issuer’s historical and prospective earnings, the value of its assets and reduced demand for its goods and services. In addition, equity securities prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. The prices of common equity securities are also sensitive to the market risks described above. Common equity securities in which the Fund may invest are structurally subordinated to preferred equity securities, bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and are therefore inherently riskier than preferred stock or debt instruments of such issuers. In addition, dividends on common equity securities which the Fund may hold are not fixed but are declared at the discretion of an issuer’s board of directors. There is no guarantee that the issuers of the common equity securities in which the Fund invests will declare dividends in the future or that, if declared, they will remain at current levels or increase over time.

Real Estate Securities Risks. The Fund may invest in publicly-traded and non-traded REITs or Investment Funds that hold real estate as well as invest in real estate directly through entities owned or controlled directly or indirectly by the Fund, including one or more entities that qualify as a REIT for federal income tax purposes, such as a REIT Subsidiary. As a result, its portfolio may be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio. The value of companies investing in real estate is affected by, among other things: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions; overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates. Many real estate companies utilize leverage, which increases investment risk and could adversely affect a company’s operations and market value in periods of rising interest rates. The value of securities of companies in the real estate industry may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.

There are also special risks associated with particular sectors, or real estate operations generally, as described below:

Retail Properties. Retail properties are affected by the overall health of the economy and may be adversely affected by, among other things, the growth of alternative forms of retailing, bankruptcy, departure or cessation of operations of a tenant, a shift in consumer demand due to demographic changes, changes in spending patterns and lease terminations.

Office Properties. Office properties are affected by the overall health of the economy, and other factors such as a downturn in the businesses operated by their tenants, obsolescence and non-competitiveness.

Hotel Properties. The risks of hotel properties include, among other things, the necessity of a high level of continuing capital expenditures, competition, increases in operating costs which may not be offset by increases in revenues, dependence on business and commercial travelers and tourism, increases in fuel costs and other expenses of travel, and adverse effects of general and local economic conditions. Hotel properties tend to be more sensitive to adverse economic conditions and competition than many other commercial properties.

Healthcare Properties. Healthcare properties and healthcare providers are affected by several significant factors, including federal, state and local laws governing licenses, certification, adequacy of care, pharmaceutical distribution, rates, equipment, personnel and other factors regarding operations, continued availability of revenue from government reimbursement programs and competition on a local and regional basis. The failure of any healthcare operator to comply with governmental laws and regulations may affect its ability to operate its facility or receive government reimbursements.

Multifamily Properties. The value and successful operation of a multifamily property may be affected by a number of factors such as the location of the property, the ability of the management team, the level of mortgage rates, the presence of competing properties, adverse economic conditions in the locale, oversupply and rent control laws or other laws affecting such properties.

Community Centers. Community center properties are dependent upon the successful operations and financial condition of their tenants, particularly certain of their major tenants, and could be adversely affected by bankruptcy of those tenants. In some cases, a tenant may lease a significant portion of the space in one center, and the filing of bankruptcy by that tenant could cause significant revenue loss. Like others in the commercial real estate industry, community centers are subject to environmental risks and interest rate risk. They also face the need to enter into new leases or renew leases on favorable terms to generate rental revenues. Community center properties could be adversely affected by changes in the local markets where their properties are located, as well as by adverse changes in national economic and market conditions.

Self-Storage Properties. The value and successful operation of a self-storage property may be affected by a number of factors, such as the ability of the management team, the location of the property, the presence of competing properties, changes in traffic patterns and effects of general and local economic conditions with respect to rental rates and occupancy levels.

Other factors may contribute to the risk of real estate investments:

Development Issues. Certain real estate companies may engage in the development or construction of real estate properties. These companies in which the Fund invests (“portfolio companies”) are exposed to a variety of risks inherent in real estate development and construction, such as the risk that there will be insufficient tenant demand to occupy newly developed properties, and the risk that prices of construction materials or construction labor may rise materially during the development.

Lack of Insurance. Certain of the portfolio companies may fail to carry comprehensive liability, fire, flood, earthquake extended coverage and rental loss insurance, or insurance in place may be subject to various policy specifications, limits and deductibles. Should any type of uninsured loss occur, the portfolio company could lose its investment in, and anticipated profits and cash flows from, a number of properties and, as a result, adversely affect the Fund’s investment performance.

Dependence on Tenants. The value of the Fund’s portfolio companies’ properties and the ability to make distributions to their shareholders depend upon the ability of the tenants at their properties to generate enough income in excess of their operating expenses to make their lease payments. Changes beyond the control of the Fund’s portfolio companies may adversely affect their tenants’ ability to make their lease payments and, in such event, would substantially reduce both their income from operations and ability to make distributions to the Fund’s portfolio companies and, consequently, the Fund.

Financial Leverage. Real estate companies may be highly leveraged and financial covenants may affect the ability of real estate companies to operate effectively.

Environmental Issues. In connection with the ownership (direct or indirect), operation, management and development of real properties that may contain hazardous or toxic substances, a portfolio company may be considered an owner, operator or responsible party of such properties and, therefore, may be potentially liable for removal or remediation costs, as well as certain other costs, including governmental fines and liabilities for injuries to persons and property. The existence of any such material environmental liability could have a material adverse effect on the results of operations and cash flow of any such portfolio company and, as a result, the amount available to make distributions on shares of the Fund could be reduced.

REIT Risk. Investments in REITs will subject the Fund to various risks. REIT share prices may decline because of adverse developments affecting the real estate industry and real property values. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. REITs often invest in highly leveraged properties. Returns from REITs, which typically are small or medium capitalization stocks, may trail returns from the overall stock market. In addition, changes in interest rates may hurt real estate values or make REIT shares less attractive than other income-producing investments. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

Qualification as a REIT under the Code in any particular year is a complex analysis that depends on a number of factors. There can be no assurance that the entities in which the Fund invests with the expectation that they will be taxed as a REIT will qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity. If the Fund were to invest in an entity that failed to qualify as a REIT, such failure could significantly reduce the Fund’s yield on that investment. REITs can be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest primarily in real property and earn rental income from leasing those properties. They may also realize gains or losses from the sale of properties. Equity REITs will be affected by conditions in the real estate rental market and by changes in the value of the properties they own. Mortgage REITs invest primarily in mortgages and similar real estate interests and receive interest payments from the owners of the mortgaged properties. Mortgage REITs will be affected by changes in creditworthiness of borrowers and changes in interest rates. Hybrid REITs invest both in real property and in mortgages.

Commodities Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in more traditional securities. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The energy sector can be significantly affected by changes in the prices and supplies of oil and other energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations, policies of the Organization of Petroleum Exporting Countries (“OPEC”) and relationships among OPEC members and between OPEC and oil-importing nations. The metals sector can be affected by sharp price volatility over short periods caused by global economic, financial and political factors, resource availability, government regulation, economic cycles, changes in inflation or expectations about inflation in various countries, interest rates, currency fluctuations, metal sales by governments, central banks or international agencies, investment speculation and fluctuations in industrial and commercial supply and demand. Commodity-linked investments are often offered by companies in the financial services sector, including the banking, brokerage and insurance sectors. As a result, events affecting issuers in the financial services sector may cause the Fund’s share value to fluctuate. Although investments in commodities typically move in different directions than traditional equity and debt securities, when the value of those traditional securities is declining due to adverse economic conditions, there is no guarantee that these investments will perform in that manner, and at certain times the price movements of commodity-linked investments have been parallel to those of debt and equity securities. The Fund intends to qualify as a RIC under Subchapter M of the Code, which requires compliance with certain requirements concerning the sources of its income and diversification of its assets. The Fund’s investments in commodities can cause challenges for the Fund to comply with these requirements because such investments are generally not qualifying assets and may not produce qualifying income.

Derivatives Risk. The Fund and certain Investment Funds may invest their assets in derivatives, such as futures, forwards and options contracts. The use of such derivatives may expose the Fund or Investment Fund to additional risks that it would not be subject to if it invested directly in the securities and commodities underlying those derivatives. The use of derivatives by Fund or the Investment Funds could subject the Fund to regulation by the CFTC as a commodity pool requiring compliance with certain CFTC rules. The risks associated with the Fund and Investment Funds’ use of futures and options contracts include:

●	Experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

●	There may be an imperfect correlation between the changes in market value of the securities held and the prices of futures and options on futures.

●	Although futures contracts are generally liquid instruments, under certain market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund or Investment Fund may be unable to close out its futures contracts at a time which is advantageous.

●	Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

●	Because option premiums paid or received by the Fund or Investment Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

Futures and Options Risk. The Fund or certain Investment Funds may trade in futures contracts (and options on futures). Some futures positions may be illiquid because, for example, most U.S. commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as “daily price fluctuation limits” or “daily limits.” Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limits. Once the price of a contract for a particular future has increased or decreased by an amount equal to the daily limit, positions in the future can neither be taken nor liquidated unless traders are willing to effect trades at or within the limit. Futures contract prices on various commodities or financial instruments occasionally have moved the daily limit for several consecutive days with little or no trading. Similar occurrences could prevent the Fund or an Investment Fund from promptly liquidating unfavorable positions and subject the Fund or Investment Fund to substantial losses. In addition, the Fund or an Investment Fund may not be able to execute futures contract trades at favorable prices if trading volume in such contracts is low. It is also possible that an exchange or a regulator (such as the CFTC) may suspend trading in a particular contract, order immediate liquidation and settlement of a particular contract or order that trading in a particular contract be conducted for liquidation only. In addition, the CTFC and various exchanges impose speculative position limits on the number of positions that may be held in particular commodities. Trading in commodity futures contracts and options are highly specialized activities that may entail greater than ordinary investment or trading risks. When options are purchased over the counter, the Fund bears the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid, and in such cases, the Fund may have difficulty closing out its position.

Short Sale Risk. The Fund and some Investment Funds may sell securities short. In such short sales, the Fund or the Investment Funds will incur a loss as a result of a short sale position if the price of the security sold short increases between the date of the short position sale and the date on which the Fund or Investment Fund purchases an offsetting position. The Fund or Investment Fund will incur borrowing and dividend expenses on securities sold short. Positions in shorted securities are speculative and riskier than “long” positions (purchases) because the cost of the replacement security is unknown. Therefore, the potential loss on an uncovered short sale is unlimited, whereas the potential loss on long positions is limited to the original purchase price. In contrast to the Fund or Investment Fund’s long positions, for which the risk of loss is typically limited to the amount invested, the potential loss on the Fund or Investment Fund’s short positions is unlimited; however, the Fund intends to manage its investments in compliance with Section 18(f) of the 1940 Act, to ensure that a Shareholder will not lose more than the amount invested in the Fund. The Fund or Investment Fund’s long positions could decline in value while the value of the short positions increase, thereby increasing the Fund or Investment Fund’s overall potential for loss. Market factors may prevent the Fund or any Investment Fund from closing out a short position at the most desirable time or at a favorable price.

Master Limited Partnerships and Energy Sector Risks. The Fund may invest in MLPs directly and may invest indirectly by investing in Investment Funds that invest in MLPs. The underlying MLPs will be focused in the energy sector. An investment in MLP units involves certain risks which differ from an investment in the securities of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and conflicts of interest exist between common unit holders and the general partner, including those arising from incentive distribution payments. Additional risks include the following: A decrease in the production of natural gas, natural gas liquids, crude oil, coal or other energy commodities or a decrease in the volume of such commodities available for transportation, mining, processing, storage or distribution may adversely impact the financial performance of MLPs. To maintain or grow their revenues, these companies need to maintain or expand their reserves through exploration of new sources of supply, through the development of existing sources, through acquisitions, or through long-term contracts to acquire reserves. The financial performance of MLPs may be adversely affected if they, or the companies to whom they provide the service, are unable to cost-effectively acquire additional reserves sufficient to replace the natural decline. Various governmental authorities have the power to enforce compliance with regulations and the permits issued under them, and violators are subject to administrative, civil and criminal penalties, including civil fines, injunctions or both. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the financial performance of MLPs. Volatility of commodity prices, which may lead to a reduction in production or supply, may also negatively impact the performance of MLPs. MLPs are also subject to risks that are specific to the industry they serve. MLPs that provide crude oil, refined product, natural gas liquids and natural gas services are subject to supply and demand fluctuations in the markets they serve which will be impacted by a wide range of factors, including fluctuating commodity prices, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental regulation, depletion, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events, and economic conditions, among others. As a partnership, an MLP has no additional tax liability at the entity level. If, as a result of a change in current law or as a result of a change in an MLP’s business, an MLP were treated as a corporation for federal income tax purposes, such an MLP would be obligated to pay federal income tax on its income at the corporate tax rate. If an MLP were classified as a corporation for federal income tax purposes, the amount of cash available for distribution by the MLP would be reduced and distributions received by investors would be taxed under federal income tax laws applicable to corporate dividends (as dividend income, return of capital, or capital gain). Therefore, treatment of an MLP as a corporation for federal income tax purposes would result in a reduction in the after-tax return to investors, as compared to an MLP that is not taxed as a corporation, likely causing a reduction in the value of Fund shares.

For taxable years beginning before 2026, non-corporate investors in certain MLPs may claim up to a 20% “qualified business income” deduction for certain MLP income but, absent future legislation or guidance, RICs, such as the Fund, with investments in MLPs may not pass through this special treatment their shareholders.

Tax Risk. The Fund faces the risk that it could fail to qualify as a RIC under Subchapter M of the Code. In addition, changes in tax laws or regulations, or interpretations thereof, possibly with retroactive effect, could adversely affect the Fund and/or its shareholders. The federal, state, local and foreign income and other tax consequences of an investment in Fund Shares will depend on the facts of each investor’s situation. Investors are encouraged to consult their own tax advisors regarding the specific tax consequences that may affect such investors.

Fixed Income Securities Risk. When the Fund invests in fixed income securities, directly or through Investment Funds, the value of the Fund’s investment may fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Credit Risk. There is a risk that debt issuers will not make payments, resulting in losses to the Fund. In addition, the credit quality of securities may be lowered if an issuer’s financial condition deteriorates. Lower credit quality may lead to greater volatility in the price of a security and in Shares of the Fund. Lower credit quality also may affect liquidity and make it difficult to sell the security. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities, thereby reducing the value of your investment in Fund Shares. In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

High Yield Securities Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present a significant risk for loss of principal and interest. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor or guarantor may not be able to make its payments of interest and principal. If that happens, the value of the bond may decrease, the Fund’s share price may decrease, and its income may be reduced. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. Such securities also may include “Rule 144A” securities, which are subject to resale restrictions. The lack of a liquid market for these bonds could decrease the Fund’s share price. Investments in high yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Foreign Investment Risk. Foreign securities may be issued and traded in foreign currencies. As a result, changes in exchange rates between foreign currencies may affect their values in U.S. dollar terms. For example, if the value of the U.S. dollar goes up, compared to a foreign currency, a loan payable in that foreign currency will go down in value because it will be worth fewer U.S. dollars. Among the factors that may affect currency values are trade balances, the level of short-term interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation, and political developments. The Fund and certain Investment Funds may employ hedging techniques to minimize these risks, but there can be no assurance that the Fund or Investment Funds will, in fact, hedge currency risk or, that if the Fund or an Investment Fund does, such strategies will be effective. The political, economic, and social structure of some foreign countries may be less stable and more volatile than those in the United States. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. A government may take over assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise stockholder rights, and pursue legal remedies with respect to foreign investments. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and to consider with respect to the Fund’s investments in foreign securities. Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers may be less than in the United States. The procedures and rules governing foreign transactions and custody (holding of the Fund’s assets) may involve delays in payment, delivery or recovery of money or investments. Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies, and some countries may lack uniform accounting and auditing standards. Thus, in certain situations, there may be less information publicly available about foreign companies than about most U.S. companies. Certain foreign securities may be less liquid (harder to sell) and more volatile than many U.S. securities. This means the Fund may at times be unable to sell foreign securities at favorable prices. Dividend and interest income from foreign securities may be subject to withholding taxes by the country in which the issuer is located, and the Fund may not be able to pass through to its Shareholders’ foreign tax credits or deductions with respect to these taxes.

Emerging Market Risk. The Fund may invest a portion of its assets in countries with newly organized or less developed securities markets directly or indirectly through its investments in Investment Funds. There are typically greater risks involved in investing in emerging markets securities. Generally, economic structures in these countries are less diverse and mature than those in developed countries and their political systems tend to be less stable. Emerging market economies may be based on only a few industries, therefore security issuers, including governments, may be more susceptible to economic weakness and more likely to default. Emerging market countries also may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Investments in emerging market countries may be affected by government policies that restrict foreign investment in certain issuers or industries. The potentially smaller size of their securities markets and lower trading volumes can make investments relatively illiquid and potentially more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines. Due to this relative lack of liquidity, the Fund may have to accept a lower price or may not be able to sell a portfolio security at all. An inability to sell a portfolio position can adversely affect the Fund’s or Investment Fund’s value or prevent the Fund or Investment Fund from being able to meet cash obligations or take advantage of other investment opportunities.

Restricted and Illiquid Investments Risk. The Fund’s and certain Investment Fund’s investments are also subject to liquidity risk. Liquidity risk exists when particular investments of the Fund or Investment Fund would be difficult to sell, possibly preventing the Fund or Investment Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund or Investment Fund to dispose of other investments at unfavorable times or prices to satisfy its obligations. Investment Funds with principal investment strategies that involve securities of non-traded REITs, companies with smaller market capitalizations, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Leverage Risk. The use of leverage, such as borrowing money to purchase securities, by the Fund or certain Investment Funds will magnify the Fund’s or Investment Fund’s gains or losses. The use of leverage via short selling and short positions in futures contracts will also magnify the Fund’s or Investment Fund’s gains or losses. The use of leverage by the Fund or the Investment Funds can substantially increase the adverse impact of risks to which an investment in the Fund may be subject. Generally, the use of leverage also will cause the Fund or Investment Fund to have higher expenses (especially interest and/or short selling-related dividend expenses) than those of funds that do not use such techniques. Trading securities on margin results in interest charges and, depending on the amount of trading activity, such charges could be substantial. The level of interest rates generally, and the rates at which the Fund and the Investment Funds can borrow in particular, can affect the operating results of the Fund. The low margin deposits normally required in futures and forward trading permit a high degree of leverage; accordingly, a relatively small price movement in a futures contract can result in immediate and substantial losses to the investor. Such a high degree of leverage necessarily entails a high degree of risk. In addition, a lender to the Fund or Investment Fund may terminate or refuse to renew any credit facility. If the Fund or Investment Fund is unable to access additional credit, it may be forced to sell investments at inopportune times, which may further depress the returns of the Fund. The Fund’s use of leverage can produce “unrelated business taxable income”, which can pose a meaningful problem for tax-exempt shareholders.

REIT Subsidiary Risk. By investing in the REIT Subsidiary, the Fund is indirectly exposed to risks associated with the REIT Subsidiary’s direct investments in real estate. Because the REIT Subsidiary is not registered under the 1940 Act, the Fund, as an investor in the REIT Subsidiary, will not have the protections offered to investors in registered investment companies. Changes in the laws of the United States, under which the Fund and the REIT Subsidiary are organized, including the regulations under the Code, could result in the inability of the Fund and/or the REIT Subsidiary to operate as described in this Prospectus and the SAI and could negatively affect the Fund and its shareholders. There can be no assurance that the REIT Subsidiary’s qualification as a REIT for federal income tax purposes can be continued. If the REIT Subsidiary fails to so qualify, it will be subject to tax on its taxable income at regular corporate rates.

Corporate Subsidiary Risk. By investing through a Corporate Subsidiary, the Fund is indirectly exposed to risks associated with a Corporate Subsidiary’s direct investments in private equity or oil and gas. Because a Corporate Subsidiary is not registered under the 1940 Act, the Fund, as an investor in the Corporate Subsidiary, will not have the protections offered to investors in registered investment companies. Changes in the laws of the United States or other jurisdiction, such as Delaware, under which the Fund and a Corporate Subsidiary are organized, including the regulations under the Code, could result in the inability of the Fund and/or the Corporate Subsidiary to operate as described in this Prospectus and the SAI and could negatively affect the Fund and its shareholders. As the Fund intends to qualify as a RIC, dividends received by the Fund from a Corporate Subsidiary and distributed to its shareholders will not be subject to U.S. federal income taxes at the Fund level, however, the Corporate Subsidiary will generally be subject to federal and state income taxes on its income, including any income the Corporate Subsidiary may recognize on the sale of an interest in private equity or private oil and gas funds that it holds. As a result, the net return to the Fund on such investments that are held by the Corporate Subsidiary will be reduced to the extent that the subsidiary is subject to income taxes. Additionally, in calculating its daily NAV in accordance with generally accepted accounting principles, the Fund will account for the deferred tax liability and/or asset balances of the Corporate Subsidiary. Any Corporate Subsidiary used by the Fund will accrue a deferred income tax liability balance, at the current maximum statutory U.S. federal income tax rate (currently 21%) plus an estimated state and local income tax rate, for its future tax liability associated with the capital appreciation of its investments and the distributions received by it on equity securities considered to be return of capital. Upon a Corporate Subsidiary’s sale of a portfolio security, such Corporate Subsidiary will be liable for previously deferred taxes. Any deferred tax liability balance of a Corporate Subsidiary will reduce the Fund’s net asset value.

Management Risk. The NAV of the Fund changes daily based on the performance of the securities, derivatives and other instruments in which it invests. The Adviser’s and Investment Funds’ managers’ judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests (directly or indirectly) may prove to be incorrect and may not produce the desired results. Additionally, the Adviser’s judgments about the potential performance of Investment Funds may also prove incorrect and may not produce the desired results.

Investment Funds Risk. The Fund may obtain investment exposure to various asset classes by investing in other investment companies, including registered investment companies, such as ETFs, mutual funds and closed-end funds, as well as hedge funds, private equity funds or other Private Investment Funds that are not registered under the 1940 Act. Additional risks of investing in Investment Funds, where noted, are described below:

Strategies Risk. Each Investment Fund is subject to specific risks, depending on the nature of the fund. These risks could include liquidity risk, sector risk, and foreign currency risk, as well as risks associated with fixed income securities and commodities among others. Also, the Fund’s performance depends in part upon the performance of the Investment Fund managers and selected strategies, the adherence by such Investment Fund managers to such selected strategies, the instruments used by such Investment Fund managers and the Adviser’s ability to select Investment Funds and strategies and effectively allocate Fund assets among them.

Multiple Levels of Fees and Expenses. By investing in Investment Funds indirectly through the Fund, the investor bears asset-based fees at the Fund level, in addition to any asset-based fees and/or performance-based fees and allocations at the Investment Fund level. Moreover, an investor in the Fund bears a proportionate share of the fees and expenses of the Fund (including organizational and offering expenses, operating costs, sales charges, brokerage transaction expenses, and administrative fees) and, indirectly, similar expenses of the Investment Funds. Thus, an investor in the Fund may be subject to higher fees and operating expenses than if he or she invested in an Investment Fund directly.

Risk Related to Net Asset Value and Market Price. The market value of the ETFs and closed-end fund shares may differ from their NAV. This difference in price may be due to the fact that the supply and demand in the market for fund shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when shares trade at a premium or discount to NAV.

Unregistered Investment Funds Risk. A significant portion of the vehicles in which the Fund may invest will likely not be subject to the 1940 Act. As a result, the Fund’s investments will not be subject to certain protections afforded to investors under the 1940 Act. These protections include, but are not limited to, certain corporate governance standards, as well as statutory protections against self-dealing and leverage limitations.

Additional Private Investment Funds Risk. Due to the Fund’s investments in Private Investment Funds, the Fund is subject to risks associated with legal and regulatory changes applicable to financial institutions generally or hedge funds, such as the Private Investment Funds in particular. The Fund may not be able to invest in certain Private Investment Funds that are oversubscribed or closed, or the Fund may be able to allocate only a limited amount of assets to a Private Investment Fund that has been identified as an attractive investment opportunity. The Fund’s investments in certain Private Investment Funds may be subject to lock-up periods, during which the Fund may not withdraw its investment. The Fund may invest indirectly a substantial portion of its assets in Private Investment Funds that follow a particular type of investment strategy, which may expose the Fund to the risks of that strategy. Many of the Fund’s assets will be priced in the absence of a readily available market and may be priced based on determinations of fair value, which may prove to be inaccurate. The Fund, upon its redemption of all or a portion of its interest in a Private Investment Fund, may receive an in-kind distribution of securities that are illiquid or difficult to value and difficult to dispose of.

Private Investment Fund returns may exhibit greater correlations among each other or with fixed-income or equity indices than anticipated by the Adviser, particularly during times of general market turmoil. Private Investment Fund managers may invest the Private Investment Funds’ assets in securities of non-U.S. issuers, including those in emerging markets, and the Fund’s assets may be invested in Private Investment Funds that may be denominated in non-U.S. currencies, thereby exposing the Fund to various risks that may not be applicable to U.S. securities. A Private Investment Fund manager may focus on a particular industry or sector, (e.g., energy, utilities, financial services, healthcare, consumer products, industrials and technology), which may subject the Private Investment Fund, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of industries. A Private Investment Fund manager may focus on a particular country or geographic region, which may subject the Private Investment Fund, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of geographic regions. Private Investment Fund managers may use derivatives for speculative or hedging purposes. Private Investment Fund managers may have limited operating histories upon which to evaluate their performance, and some Private Investment Fund managers may not be registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). Private Investment Funds may incur leverage for investment or other purposes, which may increase the volatility of the Private Investment Funds. Private Investment Fund managers may sell short securities held by Private Investment Funds, which presents the theoretical risk of unlimited loss because of increases in the market price of the security sold short, and the risk that Private Investment Funds’ short selling activities may be adversely affected by regulatory restrictions that may be imposed at any time. Private Investment Fund managers may change their investment strategies at any time. Private Investment Fund managers may invest the Private Investment Funds’ assets without limitation in restricted and illiquid securities. Private Investment Fund managers may invest the Private Investment Funds’ assets in equity securities without limitation as to market capitalization, such as those issued by smaller capitalization companies, including micro-cap companies, the prices of which may be subject to erratic market movements. Private Investment Fund managers may charge Private Investment Fund investors (such as the Fund) asset-based fees and incentive allocations or fees of as much as 20% of a Private Investment Fund’s net profits (or more in certain limited circumstances), which may create incentives for Private Investment Fund managers to make investments that are riskier or more speculative than in the absence of these fees.

Additional Risk. The strategy of investing in Investment Funds could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes you pay. In addition, certain prohibitions on the acquisition of investment company shares by the Fund may prevent the Fund from allocating investments in the manner the Adviser considers optimal. Generally, the Fund may purchase in the aggregate only up to 3% of the total outstanding voting stock of any investment company, such as closed-end funds, mutual funds or ETFs, unless it is able to make purchases in reliance upon an Investment Fund’s exemptive order that permits investments in excess of the limits stated above.

Business and Regulatory Risks. Legal, tax and regulatory changes (including laws relating to taxation of the Fund’s investments, trade barriers and currency exchange controls), as well as general economic and market conditions (such as interest rates, availability of credit, credit defaults, inflation rates and general economic uncertainty) and national and international political circumstances (including wars, terrorist acts or security operations), may adversely affect the Fund.

Repurchase Offers and Limited Liquidity Risk. The Fund is a closed-end investment company structured as an “interval fund” and, as such, has adopted a fundamental policy to make quarterly repurchase offers, at per-class NAV, of not less than 5% and no more than 25% of the Fund’s outstanding Shares on the repurchase request deadline. Pursuant to this policy, the Fund will offer to purchase only a small portion of its Shares each quarter, and there is no guarantee that Shareholders will be able to sell all of the Shares that they desire to sell in any particular repurchase offer. Under current regulations, such offers must be for not less than 5% and no more than 25% of the Fund’s Shares outstanding on the repurchase request deadline. Investors should understand there is likely to be little or no willingness on the Board’s part to move to the 25% level in connection with any particular repurchase offer. If a repurchase offer is oversubscribed, the Fund may repurchase only a pro rata portion of the Shares tendered by each Shareholder. The potential for proration may cause some investors to tender more Shares for repurchase than they wish to have repurchased. The NAV of the Shares tendered in a repurchase offer may decline between the repurchase request deadline and the date on which the NAV for tendered Shares is determined. In addition, the repurchase of Shares by the Fund will be a taxable event to Shareholders, potentially even to those Shareholders that do not participate in the repurchase. For a discussion of these tax consequences, please see “U.S. Federal Income Tax Matters.”

Shares in the Fund provide limited liquidity since Shareholders will not be able to redeem Shares on a daily basis. A Shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made annually by the Fund. Shares in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment.

The Fund’s repurchase policy will have the effect of decreasing the size of the Fund over time from what it otherwise would have been. Such a decrease may therefore force the Fund to sell assets it would not otherwise sell. It may also reduce the investment opportunities available to it and cause its expense ratio to increase.

If a Shareholder tenders all of its Shares (or a portion of its Shares) in connection with a repurchase offer made by the Fund, that tender may not be rescinded by the Shareholder after the date on which the repurchase offer terminates. However, although the amount payable to the Shareholder will be based on the value of the Fund’s assets as of the repurchase date, the amount of Shares that are tendered by Shareholders generally will not be determined until as many as fourteen (14) days after the repurchase offer terminates. Thus, a Shareholder will not know its repurchase price until after it has irrevocably tendered its Shares.

Nature of the Fund. The Fund may make investments in Private Investment Funds, the managers of which may have relatively short track records and that may rely on a limited number of key personnel. Such Private Investment Funds invest may in turn invest in portfolio companies that have no, or relatively short, operating histories, which may have to compete with other companies with greater resources, which are also dependent upon a few key individuals for the successful development and manufacture of products, management, marketing or other critical functions, which may be engaged in a rapidly changing business with products subject to substantial risk of obsolescence or which may require substantial additional capital to support. The Fund will not necessarily have the opportunity to evaluate the economic, financial and other information that will be used by the managers of the Private Investment Funds in their selection, structuring, monitoring, and disposition of assets.

Multiple Levels of Expense. Shareholders will pay the fees and expenses of the Fund and accordingly will indirectly bear the fees, expenses and carried interest (if any) of the Private Investment Funds in which the Fund invests. This will result in greater expense to the Shareholders than if such fees, expenses and, as applicable, carried interest were not charged by the Fund and the Private Investment Funds.

Limited Operating History. The Fund has a limited operating history upon which potential investors can evaluate its likely performance. The prior investment performance of the Adviser or of private equity investment funds managed by the managers of the Private Investment Funds, are not guarantees or predictions of the results that the Funds will achieve. In addition, the Fund may not be able to raise a sufficient level of assets to support its operations, in which case the Adviser may determine to discontinue operating the Fund and liquidate the Fund’s assets.

Limitations on Transfer. The transferability of Shares is subject to certain restrictions contained in the Declaration of Trust and is affected by restrictions imposed under applicable securities laws. Shares are not traded on any national securities exchange or other market. Therefore, Shares should only be acquired by investors able to commit their funds for an indefinite period of time.

Availability of Suitable Investments. Although the Adviser believes that it should be able to find, and negotiate satisfactory terms for, suitable investments in sufficient quantity for the Fund, changes in various factors (including, among other factors, the interest rate environment, inflation, general economic conditions, securities market conditions, competition from other investors, tax burdens, foreign exchange rates and foreign political upheaval or instability) may adversely affect the availability of attractive investment opportunities for the Fund. Accordingly, there can be no assurances that the Fund will be able to invest fully or that suitable investment opportunities will be available.

Economic Environment. If market conditions deteriorate, the level of attractive investment opportunities for the Fund and the Investment Funds may decline from the Adviser’s current expectations. It is possible that the Fund and the Investment Funds may take a longer than anticipated time to invest capital, and as a result, for some period of time, the Fund may be relatively concentrated in a limited number of investments. Further, the Fund and the Investment Funds may experience increased difficulty exiting an existing investment if a need for liquidity arises. Certain investments may be liquidated at a lower price than the Adviser believes reflects the asset’s fair value.

Diverse Shareholders. The Shareholders in the Fund may include persons or entities located in various jurisdictions that may have conflicting investment, tax and other interests with respect to their investments in the Fund. As a result, conflicts of interest may arise in connection with decisions made by the Adviser that may be more beneficial for one type of Shareholder than for another type of Shareholder.

General Economic and Market Risk. Through its Portfolio Investments, the Fund will have investments in companies that are sensitive to movements in the overall economy or in those companies’ industrial or economic sectors. In addition, the trading prices or market values of these portfolio companies may be affected adversely by general securities market conditions or by factors specific to such portfolio companies. A recession or an adverse development in the U.S. and/or foreign securities markets might have an adverse impact on some or all of the investments of the Fund.

Illiquidity of Investments. An investor’s participation in the Fund requires a long-term commitment, with no certainty of return. The Adviser does not expect the Fund to receive substantial amounts of income or to realize substantial gains over the near term. The Fund’s investments in Private Investment Funds, and most of the portfolio investments of such Private Investment Funds will be highly illiquid, are likely to require holding periods of several years, and will be subject to restrictions on resale. The Fund reserves the right to make distributions to Shareholders in kind. Shareholders may not be able to dispose of assets distributed in kind, and likely will incur costs and expenses if they are able to dispose of such assets.

Certain investments may be illiquid because, for example, they are subject to legal or other restrictions on transfer or there is no liquid market for such investments. Valuation of such investment may be difficult or uncertain because there may be limited information available about the issuers of such investments. The market prices, if any, for such investments tend to be volatile and may not be readily ascertainable and the Fund or a Private Investment Fund may not be able to sell them when it desires to do so or to realize what it perceives to be their fair value in the event of a sale. The sale of restricted and illiquid investments often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of investments eligible for trading on national securities exchanges or in the over-the-counter markets. The Fund or Private Investment Funds may not be able to readily dispose of such illiquid investments and, in some cases, may be contractually prohibited from disposing of such investments for a specified period of time. As a result, the Fund or Private Investment Funds may be required to hold such investments despite adverse price movements. Even those markets which the Adviser or a general partner or manager of a Private Investment Fund expects to be liquid can experience periods, possibly extended periods, of illiquidity. Occasions have arisen in the past where previously liquid investments have rapidly become illiquid.

Difficulty of Valuing the Fund’s Investments. Generally, there will be no readily available market for the Fund’s investments and, hence, the valuation of the Fund’s investments is difficult and not without uncertainty and may not necessarily reflect the valuation of any such investment’s underlying assets.

Valuations of the Fund’s investments will be determined by the Adviser in its sole discretion and will be final and conclusive to all of the Shareholders. The Adviser conducts a fair valuation of the Fund’s private investments based on valuations provided by the managers of such investments, which valuations may also be based on fair valuation procedures. These fair value determinations may prove to be inaccurate. Additionally, the Adviser may face a conflict of interest in valuing investments that lack a readily accessible market value as the value of the assets held by the Fund will affect the compensation of the Adviser.

The fair values of private investments are subject to adjustment or revisions if the Fund’s NAV is adjusted after a Shareholder has received their Shares upon purchase or received repurchase proceeds in a repurchase offer. The adjustment will not, in most cases, result in an adjustment to the number of Shares received by the Shareholder in a purchase or the Shareholder’s repurchase proceeds in a repurchase offer. Therefore, Shares may be purchased or repurchased at an NAV that may later turn out to have been incorrect.

Inability to Meet Investment Objective or Investment Strategy. The success of the Fund depends upon the ability of the Adviser to identify, select, develop and invest in Portfolio Investments that the Adviser believes offer the potential of superior relative returns. Similarly, the success of each of the Private Investment Funds depends on the availability of appropriate investment opportunities and the ability of the general partners of such Private Investment Funds to identify, select, develop and invest in appropriate investments. The availability of such opportunities will depend, in part, upon general market conditions. Factors beyond the Adviser’s control also may limit the availability of certain investments. For example, certain venture capital funds have announced they will not allow funds of funds to invest in their latest funds. It is possible that other private equity funds will be similarly reluctant to accept commitments from funds of funds due to concerns related to access to, and confidentiality of, information. Although the Adviser believes that significant investment opportunities currently exist, there can be no assurance that they will continue to exist or that the Adviser or the manager of any Private Investment Fund will be able to identify, select, develop and invest in a sufficient number of opportunities to permit the Fund to invest all of their capital commitments or to diversify their portfolio investments to the extent described herein. In addition, as the number of funds managed by the Adviser increases, the portion of an investment opportunity allocated to any one fund (including the Fund) may decrease.

Performance of Investments. The performance of each Private Investment Fund will be affected by the performance of each of such Private Investment Fund’s underlying investments. Many factors will contribute to the performance of each such investment including: default rates and levels and timing of recoveries on investments; the reinvestment rates obtained in connection with the purchase of such investments or in connection with the reinvestment of proceeds in temporary cash equivalent investments; and the reinvestment rates obtained in connection with the purchase of such investments or in connection with the reinvestment of proceeds in temporary cash equivalent investments, among other factors.

In addition, the performance of Private Investment Funds are difficult to measure and therefore such measurements may not be as reliable as performance information for other investment products because, among other things: (i) there is often no market for underlying investments, (ii) Private Investment Funds take years to achieve a realization event and are difficult to value before realization, (iii) Private Investment Funds are made over time as capital is drawn down from investments, (iv) the performance record of their investments are not established until the final distributions are made, which may be 10-12 years or longer after the initial closing and (v) industry performance information for Private Investment Funds’ investments may be skewed upwards due to survivor bias and lack of reporting by underperforming managers.

Non-Diversification Risk. The Private Investment Funds in which the Fund may invest may participate in a limited number of portfolio investments and, as a consequence, the aggregate return of the Private Investment Funds may be substantially adversely affected by the unfavorable performance of even a single portfolio investment.

Control of Portfolio Companies. A Private Investment Fund (alone, or together with other investors) may be deemed to have a control position with respect to some portfolio companies in which it invests that could expose it to liabilities not normally associated with minority equity investments, such as additional risks of liability for environmental damage, product defects, failure to supervise management, violation of governmental regulations and other types of liability in which the limited liability generally characteristic of business operations may be ignored.

Reliance on Management. Unless otherwise provided by the 1940 Act, investors will have no right or power to participate in the management of the Fund or remove or replace the Adviser. All decisions with respect to the management of the Fund will be made by the Adviser who, among other things, will select the investments of the Fund. The managers and general partners of the Investment Funds selected by the Adviser will in turn make all decisions with respect to the assets invested in such Investment Funds. The Adviser will have no direct management authority with respect to either the Investment Funds or their portfolio companies and will be relying largely on the management skills of the advisors and managers of the Investment Funds and their portfolio companies. The success of the Fund will be dependent upon, among other things, the financial judgment and abilities of the Adviser and the managers and general partners of the Investment Funds and their affiliates. Of course, past performance of the Adviser and the managers or general partners of the Investment Funds is not a guarantee of future results.

Possibility of Fraud and Other Misconduct. When the Fund invests in the Private Investment Funds, the Fund does not have custody of the assets or control of its investment by the Private Investment Funds. The Private Investment Funds could divert or abscond with the Fund’s assets, fail to follow agreed upon investment strategies, provide false reports of operations, or engage in other misconduct, resulting in losses to the Fund and consequently the Fund. Such misconduct is very difficult or impossible to detect and may not come to light until substantial losses have been incurred.

Distressed, Special Situations and Venture Investments. Investments in distressed companies and new ventures are subject to greater risk of loss than investments in companies with more stable operations or financial condition. New ventures may require considerable additional capital to develop technologies and markets, acquire customers and achieve or maintain a competitive position. This capital may not be available at all, or on acceptable terms. Further, the technologies and markets of such companies may not develop as anticipated, even after substantial expenditures of capital. Such companies may face intense competition from established companies with much greater financial and technical resources, more extensive development, manufacturing, marketing and service capabilities, and a greater number of qualified managerial and technical personnel.

Market Disruption Risk and Terrorism Risk. The military operations of the United States and its allies, the instability in various parts of the world and the prevalence of terrorist attacks throughout the world could have significant adverse effects on the global economy. In addition, certain illnesses spread rapidly and have the potential to significantly affect the global economy. Terrorist attacks, in particular, may exacerbate some of the foregoing risk factors. A terrorist attack involving, or in the vicinity of, a portfolio company in which the Fund or an Investment Fund invests may result in a liability far in excess of available insurance coverage. The Adviser cannot predict the likelihood of these types of events occurring in the future nor how such events may affect the investments of the Fund.

Investment and Repatriation Restrictions. Foreign investment in securities of companies in certain of the countries in which the Fund may invest is restricted or controlled to varying degrees. Certain countries have laws and regulations that currently limit or preclude direct foreign investment in the securities of their companies. The risks relating to investments in non-U.S. securities may be heightened, for example, with respect to the possibility of nationalization or expropriation and limits on trade and foreign direct investment. In addition, certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by the Fund. Even where permitted, direct investments in certain companies may require significant government approvals under corporate, securities, foreign investment and other similar laws and may require financing and structuring alternatives that differ significantly from those customarily used in countries in other regions. These restrictions or controls may at times limit or preclude foreign investment above certain ownership levels or in certain sectors of the country’s economy and increase the costs and expenses of the Fund. While regulation of foreign investment has liberalized in recent years in some countries, there can be no assurance that more restrictive regulations will not be adopted in the future. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales by foreign investors and foreign currency. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital interests and dividends paid on securities held by the Fund, and income on such securities or gains from the disposition of such securities may be subject to withholding taxes imposed by certain countries or other jurisdictions. These measures could adversely affect the returns associated with certain investments of the Fund.

Competition. The business of investing in private markets opportunities, such as leveraged acquisitions, reorganizations, and private equity situations is highly competitive, and successfully sourcing investments can be problematic given the high level of investor demand some investment opportunities receive. In addition, the current private equity environment has become even more competitive as hedge funds have begun to compete for investment opportunities that have traditionally been targeted by private equity funds. Moreover, the identification of attractive investment opportunities is difficult and involves a high degree of uncertainty. There are no assurances that the Fund will be able to invest fully its assets or that suitable investment opportunities will be available.

Cybersecurity Risk. The failure in cybersecurity systems, as well as the occurrence of events unanticipated in disaster recovery systems and management continuity planning could impair the ability of the Fund to conduct business effectively. The occurrence of a disaster such as a cyberattack, a natural catastrophe, an industrial accident, events unanticipated in the Adviser’s disaster recovery systems, or a support failure from external providers, could have an adverse effect on the ability of the Fund to conduct business and on its results of operations and financial condition, particularly if those events affect computer-based data processing, transmission, storage, and retrieval systems or destroy data. Such events could also have an adverse effect on the Investment Funds or their respective managers.

The Fund will depend heavily upon computer systems to perform necessary business functions. Despite implementation of a variety of security measures, computer systems could be subject to cyberattacks and unauthorized access, such as physical and electronic break-ins or unauthorized tampering. Like other companies, the Adviser or the managers of the Investment Funds may experience threats to their data and systems, including malware and computer virus attacks, unauthorized access, system failures and disruptions. If one or more of these events occurs, it could potentially jeopardize the confidential, proprietary and other information processed and stored in, and transmitted through, their computer systems and networks, or otherwise cause interruptions or malfunctions in their operations or the operations of the Fund or the Investment Funds, which could result in reputational damage, financial losses, litigation, increased costs, and/or regulatory penalties.

Third parties with which the Fund will do business may also be sources of cybersecurity or other technological risks. Certain functions are outsourced and these relationships allow for the storage and processing of the Fund’s or Adviser’s information, as well as customer, counterparty, employee and borrower information. While the Adviser engages in actions to reduce exposure resulting from outsourcing, ongoing threats may result in unauthorized access, loss, exposure or destruction of data, or other cybersecurity incidents, with increased costs and other consequences, including those described above.

Lack of Regulatory Oversight. The Private Investment Funds will not be registered as investment companies under the 1940 Act. The 1940 Act provides certain protections to investors and imposes certain restrictions on registered investment companies, none of which will be applicable to the Fund’s investments in Private Investment Funds.

Legal, Tax and Regulatory Risks. Legal, tax and regulatory changes during the term of the Fund’s investments may adversely affect such investments. For example, from time to time the market for private equity transactions has been adversely affected by a decrease in the availability of senior and subordinated financing for such transactions, in part in response to regulatory pressure on providers of financing to reduce or eliminate their exposure to such transactions. Certain Investment Funds or their portfolio companies may be in industries subject to extensive regulation by national governments and political subdivisions thereof. Certain regulations may prevent Investment Funds or the Fund from making certain investments that they otherwise would make. Other regulations may require the Investment Funds or the Fund to incur substantial additional costs or lengthy delays in connection with the completion of an investment. For example, the Fund may be subject to the regulations of the U.S. Federal Communications Commission (“FCC”) if it invests in an entity that has a direct or indirect interest in, owns or controls a “media company” (as defined by FCC regulations), such as a television or radio station, cable system or daily newspaper. These restrictions may, among other things, prohibit certain communications between an investor (or such investor’s officers, directors, partners or other officials) and the Adviser pertaining to the operations of the media company and may limit an investor from serving as an agent or employee of the Fund.

The Adviser has, or is part of a larger firm that has, multiple business lines active in several jurisdictions that are governed by a multitude of legal systems and regulatory regimes, some of which are new and evolving. The Fund, the Adviser, and their affiliates are subject to a number of unusual risks, including changing laws and regulations, developing interpretations of such laws and regulations, and increased scrutiny by regulators and law enforcement authorities. Some of this evolution may be directed at the private fund industry in general or certain segments of the industry, and may result in scrutiny or claims against the Fund, the Adviser, or their affiliates directly for actions taken or not taken by the Fund or the Adviser. These risks and their potential consequences are often difficult or impossible to predict, avoid or mitigate in advance, and might make some Portfolio Investments unavailable to the Fund. The effect on the Fund, the Adviser, or any affiliate of any such legal risk, litigation or regulatory action could be substantial and adverse.

Market disruptions and the dramatic increase in the capital allocated to alternative investment strategies during recent years have led to increased governmental as well as self-regulatory scrutiny of the alternative investment fund industry in general. Certain legislation proposing greater regulation of the industry periodically is considered by Congress, as well as the governing bodies of non-U.S. jurisdictions. It is impossible to predict what, if any, changes in the regulations applicable to the Fund or the Investment Funds may be instituted in the future. Any such regulation could have a material adverse impact on the profit potential of the Fund or the Investment Funds.

Market Disruption and Geopolitical Risk. Disease outbreaks, public health emergencies (e.g. the coronavirus outbreak, epidemics and other pandemics), the European sovereign debt crisis, instability in the Middle East, terrorist attacks in the U.S. and around the world, the impact of natural disasters, growing social and political discord in the various countries, including the U.S., the response of the international community—through economic sanctions and otherwise—to Russia’s annexation of the Crimea region of Ukraine and invasion of Ukraine, and other similar events may result in market volatility, may have long-term adverse effects on the U.S. and worldwide financial markets and may cause further economic uncertainties in the U.S. and worldwide. The Fund does not know how long the financial markets may be affected by these events and cannot predict the effects of these events or similar events in the future. Wars and occupation, terrorism and related geopolitical risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and global economies and markets generally. These events could also impact interest rates, secondary trading, ratings, credit risk, inflation and other factors relating to an investment in the Shares. There can be no assurance that such market disruptions may not have other material and adverse implications for the sectors in which the Fund may invest.

Enhanced Scrutiny and Potential Regulation of the Private Investment Partnership Industry and the Financial Services Industry. The Fund’s ability to achieve its investment objectives, as well as the ability of the Fund to conduct its operations, is based on laws and regulations that are subject to change through legislative, judicial, and/or administrative action. Future legislative, judicial, and/or administrative action could adversely affect the Fund’s ability to achieve its investment objectives, as well as the ability of the Fund to conduct its operations.

On July 21, 2010, President Obama signed into law the Dodd-Frank Act. The Dodd-Frank Act provided for a number of changes to the regulatory regime governing investment advisers and private investment funds, including the Adviser and the Fund. Among other effects, the Dodd-Frank Act imposed increased recordkeeping and reporting obligations on the Adviser and on the managers of the Private Investment Funds. Records and reports relating to the Fund that must be maintained by the Adviser and are subject to inspection by the SEC include (i) assets under management and use of leverage (including off-balance-sheet leverage), (ii) counterparty credit risk exposure, (iii) trading and investment positions, (iv) valuation policies and practices of the Fund, (v) type of assets held, (vi) side arrangements or side letters; (vii) trading practices; and (viii) certain other information. While the Dodd-Frank Act subjects such records and reports to certain confidentiality provisions and provides an exemption from the U.S. Freedom of Information Act (“FOIA”), no assurance can be given that the mandated disclosure of records or reports to the SEC or other governmental entities will not have a significant negative impact on the Fund or the Adviser. It is possible that the increased regulatory burden, along with the corresponding increase in compliance costs, may cause some sponsors of Private Investment Funds to exit the private fund industry, thereby decreasing the pool of eligible funds for investments.

The Adviser is required to comply with a variety of periodic reporting and compliance-related obligations under applicable laws (including, without limitation, the obligation of the Adviser and its affiliates to make regulatory filings with respect to the Fund and their activities under the Advisers Act (including, without limitation, Form PF and reports or notices in connection with the Alternative Investment Fund Managers Directive and/or U.S. Commodity Futures Tradition Commission-related matters)). In light of the heightened regulatory environment in which the Fund, the Adviser operates and the ever-increasing regulations applicable to private investment funds and their investment advisors, it has become increasingly expensive and time-consuming for the Fund, the Adviser, and their affiliates to comply with such regulatory reporting and compliance-related obligations. Furthermore, various federal, state, and local agencies have been examining the role of placement agents, finders, and other similar service providers in the context of investment by public pension plans and other similar entities, including investigations and requests for information. The Adviser may be required to provide certain information regarding investors in the Fund to regulatory agencies and bodies in order to comply with applicable laws and regulations. There can be no assurance that any of the foregoing will not have an adverse impact on the Adviser or otherwise impede the Fund’s ability to effectively achieve its investment objectives.

Investment Banking and Other Fees. The manager of an Investment Fund may receive the economic benefit of certain fees from its portfolio companies for investment banking services and in connection with unconsummated transactions (e.g., topping, break-up, monitoring, directors’, organizational and set-up fees, and financial advisory fees).

Material, Non-Public Information. Managers of the Investment Funds may acquire confidential or material non-public information or be restricted from initiating transactions in certain securities. An Investment Fund would not be free to act upon any such information. Due to these restrictions, an Investment Fund may not be able to initiate a transaction that it otherwise might have initiated and may not be able to sell a portfolio investment that it might otherwise have sold.

Constraints of Confidentiality Agreements. In the course of its investment process, the Fund and/or the Adviser may be required to enter into confidentiality agreements with current or potential Private Investment Funds, sellers of secondary fund investments, portfolio companies and other counterparties that would prohibit the Fund and/or its affiliates from publicly disclosing sensitive information relating to certain investment opportunities. These arrangements could result in liabilities for the Fund, in particular if a Shareholder that is required or compelled to publicly release information regarding its investments, such as pursuant to FOIA or other similar state or local disclosure laws applicable to such Shareholder, publicly discloses such information in response to an information request or otherwise. The Fund may choose, but is not required, to decline such investment opportunities in order to avoid the risk of exposing the Fund to such liability. As a result, the Fund’s investment flexibility may be constrained by these concerns, which may affect the Adviser’s ability to broaden the Fund’s investment portfolios and attain the diversification it would otherwise prefer.

Provision of Managerial Assistance. An Investment Fund may obtain rights to participate substantially in and to influence substantially the conduct of the management of its portfolio companies that could expose such Investment Fund or the Fund to claims by a portfolio company, its security holders and its creditors.

Disposition of Investments. In connection with the disposition of an investment in a portfolio company, a Private Investment Fund may be required to make representations about the business and financial affairs of the portfolio company typical of those made in connection with the sale of any business. A Private Investment Fund may also be required to indemnify the purchasers of such investment to the extent that any such representation turns out to be inaccurate. These arrangements may result in contingent liabilities, which may ultimately have to be funded by the investors (including the Fund) in such Private Investment Fund.

Failure to Make Capital Contributions. Typically, under its investment documentation or partnership agreement, a Private Investment Fund may seek damages from an investor (such as the Fund) or impose upon the investor substantial penalties, such as the forfeiture of a substantial portion (e.g., 50% or more) of its investment in such Private Investment Fund, if the investor fails to contribute a required installment of its capital commitment. A Private Investment Fund may be unable to make planned investments if any of its investors fails to make required capital contributions, and may itself become subject to damages for breach of contract in respect of a planned investment. Accordingly, failure to make planned investments may adversely affect the value of the Fund’s investment in a Private Investment Fund and accordingly the value of an investment in the Fund.

Indemnification. A Private Investment Fund may indemnify its managers and their affiliates and personnel against claims, liabilities and expenses, including legal fees, incurred by them by reason of their activities on behalf of a Private Investment Fund and its respective portfolio companies. The Fund’s indemnification obligations under such provisions generally will not be in excess of the Fund’s capital commitment to, plus distributions from, such Private Investment Fund.

Tax Risks. The Fund does not currently anticipate being classified as a “publicly offered regulated investment company” under the applicable tax rules, which may require the imputation of certain expenses to Shareholders. Certain expenses of a RIC that is not “publicly offered,” including advisory fees, may not be deductible by certain Shareholders, generally including individuals and non-corporate entities. Such Shareholder’s pro rata portion of the affected expenses will be treated as an additional dividend to the Shareholder and may or may not be deductible by such Shareholder. Miscellaneous itemized deductions are not deductible by non-corporate taxpayers in taxable years beginning before 2026 and are subject to the 2% “floor” on miscellaneous itemized deductions and other limitations on itemized deductions set forth in the Code thereafter. A RIC is not “publicly offered” unless its shares are (i) continuously offered pursuant to a public offering (within the meaning of Section 4 of the Securities Act of 1933, as amended), (ii) regularly traded on an established securities market or (iii) held by at least 500 persons at all times during the taxable year.

The Fund will seek to restrict non-qualifying income to a maximum of 10% of its gross income to comply with the “Gross Income Test” (as described in the section below titled “U.S. Federal Income Tax Matters”) necessary for the Fund to qualify as a RIC under Subchapter M of the Code. To the extent the Fund invests in Portfolio Investments that make investments into portfolio companies that are partnerships or transparent for U.S. federal income tax purposes, the Fund may be allocated non-qualifying income from such portfolio companies. The Fund may generate more non-qualifying income than anticipated, may not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or may not be able to accurately predict the non-qualifying income from these investments. Failure to comply with the Gross Income Test could have significant negative tax consequences to Shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the Gross Income Test, but in order to do so the Fund may incur significant fund-level taxes, which would effectively reduce Shareholders’ returns.

The Fund may gain most of its exposure to certain operating portfolio companies and real estate through certain domestic and non-U.S. entities treated as corporations for U.S. federal income tax purposes within the limitations of the federal tax requirements for qualification as a RIC. To the extent the Fund invests through domestic corporate entities (that are not REITs), their taxable income will be subject to federal, and applicable, corporate income tax before being distributed to the Fund as a dividend. To the extent that the Fund invests through non-U.S. corporate entities, such entities may be treated as a “controlled foreign corporation” under the Code. Under Treasury regulations, certain income inclusions under Section 951(a) of the Code to the Fund attributable to its investment in a “controlled foreign corporation” is qualifying income under the RIC Gross Income Tests to the Fund to the extent that the controlled foreign corporation distributes such income or such income is derived with respect to the Fund’s business of investing in stock, securities or currencies.

The Adviser will carefully monitor the Fund’s investments in such corporate entities to ensure that no more than 25% of the Fund’s assets are treated as invested in a single “issuer” or two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses for purposes of the Asset Diversification Test (as described in the section below titled “U.S. Federal Income Tax Matters”). Failure to comply with the Asset Diversification Test for RIC qualification could have significant negative tax consequences to Shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the Asset Diversification Test, but in order to do so the Fund may incur significant fund-level taxes, which would effectively reduce (and could eliminate) Shareholders’ returns.

In addition, the Fund’s investment in “controlled foreign corporations” may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the Distribution Requirement for RIC qualification and for avoiding the excise tax as described in the section below titled “U.S. Federal Income Tax Matters”. Accordingly, in order to avoid certain income and excise taxes, the Fund may be required to liquidate its investments at a time when the investment adviser might not otherwise have chosen to do so. Failure to satisfy the Distribution Requirement will result in taxation of the Fund as a regular corporation.

Key Personnel. The performance of the Fund will depend in significant part upon the skill and expertise of the key personnel of the Adviser and may be affected by key individuals joining or leaving the Adviser and its affiliates. The Adviser expects that such individuals will devote as much time as they believe is necessary to assist the Fund in achieving its investment objective; however, none of such individuals will devote substantially all of his or her working time to the affairs of the Fund. The loss of one or more of the Fund’s key personnel could have a material adverse effect on the performance of the Fund. In addition, the performance of the Investment Funds will depend in significant part upon the skill and expertise of the key personnel of the Investment Fund’s managers. The Fund will have little or no control on the amount of time such personnel will devote to the Investment Funds or the ability of such Investment Funds to retain key personnel. The loss of one or more key personnel could have a material adverse effect on the performance of the Investment Funds, and thus of the Fund.

Risks Related to Electronic Communication. The Fund may provide to Shareholders statements, reports and other communications relating to the Fund and/or their Shares in electronic form, such as email or via a password protected website (“Electronic Communications”). Electronic Communications may be modified, corrupted, or contain viruses or malicious code, and may not be compatible with a Shareholder’s electronic system. In addition, reliance on Electronic Communications involves the risk of inaccessibility, power outages or slowdowns for a variety of reasons. These periods of inaccessibility may delay or prevent receipt of reports or other information by the Shareholders.

Tax Risks. Investment in the Fund involves numerous tax risks. Please see “Types of Investment and Related Risks – Tax Risks” for a discussion of some of these risks. The Adviser intends to comply at all times with the applicable provisions of the Code necessary for the Fund to elect and thereafter maintain its tax classification as a regulated investment company (“RIC”) under the Code. However, if for any reason the Fund should lose its classification as a RIC, such loss could produce adverse tax consequences.

Potential Conflicts of Interest. The Adviser and its affiliates engage in various financial, advisory and investment activities. Although these relationships and services should enable the Adviser to offer attractive opportunities to the Fund, such relationships and services may give rise to potential conflicts with the interests of the Fund and the Shareholders. Conflicts of interest described or contemplated herein and such other conflicts of interest that may arise from time to time will be resolved in the sole discretion of the Adviser. There can be no assurance that any actual or potential conflicts of interest will not adversely affect the Fund and the performance of the Fund, including, without limitation, the following:

Client Relationships. The Adviser and its affiliates have long-term relationships and provide investment advisory and other services to many clients. The Adviser may face conflicts of interest between activities or services performed for the Fund, on the one hand, and other clients on the other hand. In addition, the Adviser and its affiliates also have long-term relationships with investors who may invest or may have invested in Private Investment Funds and their underlying portfolio companies. In addition, members of affiliates of the Adviser may also serve on the advisory boards of Private Investment Funds and their affiliated fund, on the boards of entities that serve as the managers or advisers of the Private Investment Funds, or on the boards of operating companies, including Private Investment Funds or their affiliates. These and other similar relationships may raise conflicts between the Fund and other parties and may not be resolved in favor of the Fund.

Other Activities of the Adviser. The Adviser will devote such time as shall be reasonably necessary to conduct the business affairs of the Fund in an appropriate manner, and it is expected that the managers of the Investment Funds and their affiliates will devote such time as shall be reasonably necessary to conduct the business affairs of the Investment Funds in an appropriate manner. However, the Adviser, their employees, such managers and their affiliates may continue to hold economic interests in, and furnish advisory, consulting and/or management services to, other persons or entities and with respect to similar or different investments. In certain circumstances, the ability of the Adviser to affect transactions may be restricted by applicable regulatory requirements and by internal policies designed to comply within such requirements. As a result, there may be periods when, as a result of the Adviser’s or its affiliates’ activities on behalf of other clients, they will not be able to engage in certain types of transactions on behalf of the Fund.

Allocation of Investment Opportunities. In addition, the Adviser has established prior funds and advises separate account clients, and the Adviser and its affiliates intend to establish subsequent funds and advise future separate account clients, that invest or will invest pursuant to the same investment strategy as the Fund. Although the Adviser will use reasonable efforts to assure that investment opportunities appropriate for both the Fund and one or more of its other funds or separate account clients (other than certain of those opportunities that are brought to the Adviser’s attention by or through such separate accounts) are allocated among the accounts of the Adviser (including the Fund and any other funds and separate accounts) on a basis that, over time, is fair and equitable, the Fund (i) will not have any rights to certain investments that are brought to the Adviser’s attention by or through such separate accounts; (ii) will not have exclusive rights to any investment opportunities in relation to the rights of such funds or separate accounts; and (iii) will not be entitled to any specific pro rata investment rights in relation to such funds or separate accounts.

The 1940 Act imposes significant limits on the ability of the Fund to co-invest with other funds and accounts managed by the Adviser. The Adviser and the Fund may apply for an exemptive order from the SEC that would expand the Fund’s ability to co-invest alongside the Adviser and its affiliates in Portfolio Investments. There is no assurance that the Adviser or the Fund will receive such an exemptive order on a timely basis or at all. Until they obtain such exemptive order, or if they are not able to obtain the exemptive order, the Fund will not be permitted to participate in certain investments with the Adviser’s other funds and separate accounts. This may reduce the Fund’s ability to deploy capital and invest its assets. The Fund may be forced to invest in cash, cash equivalents or other assets that may result in lower returns than otherwise may be available if the exemptive order were obtained.

However, even if granted, the SEC exemptive order will contain certain conditions that may limit or restrict the Fund’s ability to participate in such Portfolio Investment, including, without limitation, in the event that the available capacity with respect to a Portfolio Investment is less than the aggregate recommended allocations to the Fund. In such cases, the Fund may participate in an investment to a lesser extent or, under certain circumstances, may not participate in the investment.

The Fund will not have exclusive rights to investment opportunities in relation to the rights of such other funds. “Cross transactions” between the Fund and other of the Adviser’s clients may give rise to a conflict of interest between the Fund and those of the other parties to the transaction.

Investment Techniques. The Adviser and its affiliates will utilize various investments and investment techniques in the pursuit of the Fund’s investment strategy. Some such investments or investment techniques may potentially give rise to conflicts of interests in relation to the Adviser’s selection of investments or use of techniques (such as leverage) that have the effect of increasing the Adviser’s compensation.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]

The table below reflects Shares of the Fund outstanding as of January 2, 2026:

(1) Title of Class	(2) Amount Authorized	(3) Amount Held by Registrant or for its Account	(4) Amount Outstanding Exclusive of Amount Shown Under (3)
Shares of beneficial interest	Unlimited	None	5,242,540.6530
Class A Shares	Unlimited	None	604.9610
Class I Shares	Unlimited	None	5,241,935.6920

Equity Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Equity Securities Risk. When the Fund invests in equity securities, the Fund’s investments in those securities are subject to price fluctuations based on a number of reasons, including changes in investors’ perceptions of the financial condition of an issuer, the general condition of the relevant stock market and broader domestic and international political and economic events. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of a particular equity security held by the Fund may decline for a number of other reasons which directly relate to the issuer, such as management performance, financial leverage, the issuer’s historical and prospective earnings, the value of its assets and reduced demand for its goods and services. In addition, equity securities prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. The prices of common equity securities are also sensitive to the market risks described above. Common equity securities in which the Fund may invest are structurally subordinated to preferred equity securities, bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and are therefore inherently riskier than preferred stock or debt instruments of such issuers. In addition, dividends on common equity securities which the Fund may hold are not fixed but are declared at the discretion of an issuer’s board of directors. There is no guarantee that the issuers of the common equity securities in which the Fund invests will declare dividends in the future or that, if declared, they will remain at current levels or increase over time.

Real Estate Securities Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Real Estate Securities Risks. The Fund may invest in publicly-traded and non-traded REITs or Investment Funds that hold real estate as well as invest in real estate directly through entities owned or controlled directly or indirectly by the Fund, including one or more entities that qualify as a REIT for federal income tax purposes, such as a REIT Subsidiary. As a result, its portfolio may be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio. The value of companies investing in real estate is affected by, among other things: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions; overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates. Many real estate companies utilize leverage, which increases investment risk and could adversely affect a company’s operations and market value in periods of rising interest rates. The value of securities of companies in the real estate industry may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.

There are also special risks associated with particular sectors, or real estate operations generally, as described below:

Retail Properties. Retail properties are affected by the overall health of the economy and may be adversely affected by, among other things, the growth of alternative forms of retailing, bankruptcy, departure or cessation of operations of a tenant, a shift in consumer demand due to demographic changes, changes in spending patterns and lease terminations.

Office Properties. Office properties are affected by the overall health of the economy, and other factors such as a downturn in the businesses operated by their tenants, obsolescence and non-competitiveness.

Hotel Properties. The risks of hotel properties include, among other things, the necessity of a high level of continuing capital expenditures, competition, increases in operating costs which may not be offset by increases in revenues, dependence on business and commercial travelers and tourism, increases in fuel costs and other expenses of travel, and adverse effects of general and local economic conditions. Hotel properties tend to be more sensitive to adverse economic conditions and competition than many other commercial properties.

Healthcare Properties. Healthcare properties and healthcare providers are affected by several significant factors, including federal, state and local laws governing licenses, certification, adequacy of care, pharmaceutical distribution, rates, equipment, personnel and other factors regarding operations, continued availability of revenue from government reimbursement programs and competition on a local and regional basis. The failure of any healthcare operator to comply with governmental laws and regulations may affect its ability to operate its facility or receive government reimbursements.

Multifamily Properties. The value and successful operation of a multifamily property may be affected by a number of factors such as the location of the property, the ability of the management team, the level of mortgage rates, the presence of competing properties, adverse economic conditions in the locale, oversupply and rent control laws or other laws affecting such properties.

Community Centers. Community center properties are dependent upon the successful operations and financial condition of their tenants, particularly certain of their major tenants, and could be adversely affected by bankruptcy of those tenants. In some cases, a tenant may lease a significant portion of the space in one center, and the filing of bankruptcy by that tenant could cause significant revenue loss. Like others in the commercial real estate industry, community centers are subject to environmental risks and interest rate risk. They also face the need to enter into new leases or renew leases on favorable terms to generate rental revenues. Community center properties could be adversely affected by changes in the local markets where their properties are located, as well as by adverse changes in national economic and market conditions.

Self-Storage Properties. The value and successful operation of a self-storage property may be affected by a number of factors, such as the ability of the management team, the location of the property, the presence of competing properties, changes in traffic patterns and effects of general and local economic conditions with respect to rental rates and occupancy levels.

Other factors may contribute to the risk of real estate investments:

Development Issues. Certain real estate companies may engage in the development or construction of real estate properties. These companies in which the Fund invests (“portfolio companies”) are exposed to a variety of risks inherent in real estate development and construction, such as the risk that there will be insufficient tenant demand to occupy newly developed properties, and the risk that prices of construction materials or construction labor may rise materially during the development.

Lack of Insurance. Certain of the portfolio companies may fail to carry comprehensive liability, fire, flood, earthquake extended coverage and rental loss insurance, or insurance in place may be subject to various policy specifications, limits and deductibles. Should any type of uninsured loss occur, the portfolio company could lose its investment in, and anticipated profits and cash flows from, a number of properties and, as a result, adversely affect the Fund’s investment performance.

Dependence on Tenants. The value of the Fund’s portfolio companies’ properties and the ability to make distributions to their shareholders depend upon the ability of the tenants at their properties to generate enough income in excess of their operating expenses to make their lease payments. Changes beyond the control of the Fund’s portfolio companies may adversely affect their tenants’ ability to make their lease payments and, in such event, would substantially reduce both their income from operations and ability to make distributions to the Fund’s portfolio companies and, consequently, the Fund.

Financial Leverage. Real estate companies may be highly leveraged and financial covenants may affect the ability of real estate companies to operate effectively.

Environmental Issues. In connection with the ownership (direct or indirect), operation, management and development of real properties that may contain hazardous or toxic substances, a portfolio company may be considered an owner, operator or responsible party of such properties and, therefore, may be potentially liable for removal or remediation costs, as well as certain other costs, including governmental fines and liabilities for injuries to persons and property. The existence of any such material environmental liability could have a material adverse effect on the results of operations and cash flow of any such portfolio company and, as a result, the amount available to make distributions on shares of the Fund could be reduced.

Retail Properties [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Retail Properties. Retail properties are affected by the overall health of the economy and may be adversely affected by, among other things, the growth of alternative forms of retailing, bankruptcy, departure or cessation of operations of a tenant, a shift in consumer demand due to demographic changes, changes in spending patterns and lease terminations.

Office Properties [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Office Properties. Office properties are affected by the overall health of the economy, and other factors such as a downturn in the businesses operated by their tenants, obsolescence and non-competitiveness.

Hotel Properties [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Hotel Properties. The risks of hotel properties include, among other things, the necessity of a high level of continuing capital expenditures, competition, increases in operating costs which may not be offset by increases in revenues, dependence on business and commercial travelers and tourism, increases in fuel costs and other expenses of travel, and adverse effects of general and local economic conditions. Hotel properties tend to be more sensitive to adverse economic conditions and competition than many other commercial properties.

Healthcare Properties [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Healthcare Properties. Healthcare properties and healthcare providers are affected by several significant factors, including federal, state and local laws governing licenses, certification, adequacy of care, pharmaceutical distribution, rates, equipment, personnel and other factors regarding operations, continued availability of revenue from government reimbursement programs and competition on a local and regional basis. The failure of any healthcare operator to comply with governmental laws and regulations may affect its ability to operate its facility or receive government reimbursements.

Multifamily Properties [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Multifamily Properties. The value and successful operation of a multifamily property may be affected by a number of factors such as the location of the property, the ability of the management team, the level of mortgage rates, the presence of competing properties, adverse economic conditions in the locale, oversupply and rent control laws or other laws affecting such properties.

Community Centers [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Community Centers. Community center properties are dependent upon the successful operations and financial condition of their tenants, particularly certain of their major tenants, and could be adversely affected by bankruptcy of those tenants. In some cases, a tenant may lease a significant portion of the space in one center, and the filing of bankruptcy by that tenant could cause significant revenue loss. Like others in the commercial real estate industry, community centers are subject to environmental risks and interest rate risk. They also face the need to enter into new leases or renew leases on favorable terms to generate rental revenues. Community center properties could be adversely affected by changes in the local markets where their properties are located, as well as by adverse changes in national economic and market conditions.

Self Storage Properties [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Self-Storage Properties. The value and successful operation of a self-storage property may be affected by a number of factors, such as the ability of the management team, the location of the property, the presence of competing properties, changes in traffic patterns and effects of general and local economic conditions with respect to rental rates and occupancy levels.

Other factors may contribute to the risk of real estate investments:

Development Issues [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Development Issues. Certain real estate companies may engage in the development or construction of real estate properties. These companies in which the Fund invests (“portfolio companies”) are exposed to a variety of risks inherent in real estate development and construction, such as the risk that there will be insufficient tenant demand to occupy newly developed properties, and the risk that prices of construction materials or construction labor may rise materially during the development.

Lack Of Insurance [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Lack of Insurance. Certain of the portfolio companies may fail to carry comprehensive liability, fire, flood, earthquake extended coverage and rental loss insurance, or insurance in place may be subject to various policy specifications, limits and deductibles. Should any type of uninsured loss occur, the portfolio company could lose its investment in, and anticipated profits and cash flows from, a number of properties and, as a result, adversely affect the Fund’s investment performance.

Dependence On Tenants [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Dependence on Tenants. The value of the Fund’s portfolio companies’ properties and the ability to make distributions to their shareholders depend upon the ability of the tenants at their properties to generate enough income in excess of their operating expenses to make their lease payments. Changes beyond the control of the Fund’s portfolio companies may adversely affect their tenants’ ability to make their lease payments and, in such event, would substantially reduce both their income from operations and ability to make distributions to the Fund’s portfolio companies and, consequently, the Fund.

Financial Leverage [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Financial Leverage. Real estate companies may be highly leveraged and financial covenants may affect the ability of real estate companies to operate effectively.
Environmental Issues [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Environmental Issues. In connection with the ownership (direct or indirect), operation, management and development of real properties that may contain hazardous or toxic substances, a portfolio company may be considered an owner, operator or responsible party of such properties and, therefore, may be potentially liable for removal or remediation costs, as well as certain other costs, including governmental fines and liabilities for injuries to persons and property. The existence of any such material environmental liability could have a material adverse effect on the results of operations and cash flow of any such portfolio company and, as a result, the amount available to make distributions on shares of the Fund could be reduced.

R E I T Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

REIT Risk. Investments in REITs will subject the Fund to various risks. REIT share prices may decline because of adverse developments affecting the real estate industry and real property values. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. REITs often invest in highly leveraged properties. Returns from REITs, which typically are small or medium capitalization stocks, may trail returns from the overall stock market. In addition, changes in interest rates may hurt real estate values or make REIT shares less attractive than other income-producing investments. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

Qualification as a REIT under the Code in any particular year is a complex analysis that depends on a number of factors. There can be no assurance that the entities in which the Fund invests with the expectation that they will be taxed as a REIT will qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity. If the Fund were to invest in an entity that failed to qualify as a REIT, such failure could significantly reduce the Fund’s yield on that investment. REITs can be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest primarily in real property and earn rental income from leasing those properties. They may also realize gains or losses from the sale of properties. Equity REITs will be affected by conditions in the real estate rental market and by changes in the value of the properties they own. Mortgage REITs invest primarily in mortgages and similar real estate interests and receive interest payments from the owners of the mortgaged properties. Mortgage REITs will be affected by changes in creditworthiness of borrowers and changes in interest rates. Hybrid REITs invest both in real property and in mortgages.

Commodities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Commodities Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in more traditional securities. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The energy sector can be significantly affected by changes in the prices and supplies of oil and other energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations, policies of the Organization of Petroleum Exporting Countries (“OPEC”) and relationships among OPEC members and between OPEC and oil-importing nations. The metals sector can be affected by sharp price volatility over short periods caused by global economic, financial and political factors, resource availability, government regulation, economic cycles, changes in inflation or expectations about inflation in various countries, interest rates, currency fluctuations, metal sales by governments, central banks or international agencies, investment speculation and fluctuations in industrial and commercial supply and demand. Commodity-linked investments are often offered by companies in the financial services sector, including the banking, brokerage and insurance sectors. As a result, events affecting issuers in the financial services sector may cause the Fund’s share value to fluctuate. Although investments in commodities typically move in different directions than traditional equity and debt securities, when the value of those traditional securities is declining due to adverse economic conditions, there is no guarantee that these investments will perform in that manner, and at certain times the price movements of commodity-linked investments have been parallel to those of debt and equity securities. The Fund intends to qualify as a RIC under Subchapter M of the Code, which requires compliance with certain requirements concerning the sources of its income and diversification of its assets. The Fund’s investments in commodities can cause challenges for the Fund to comply with these requirements because such investments are generally not qualifying assets and may not produce qualifying income.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Derivatives Risk. The Fund and certain Investment Funds may invest their assets in derivatives, such as futures, forwards and options contracts. The use of such derivatives may expose the Fund or Investment Fund to additional risks that it would not be subject to if it invested directly in the securities and commodities underlying those derivatives. The use of derivatives by Fund or the Investment Funds could subject the Fund to regulation by the CFTC as a commodity pool requiring compliance with certain CFTC rules. The risks associated with the Fund and Investment Funds’ use of futures and options contracts include:

●	Experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

●	There may be an imperfect correlation between the changes in market value of the securities held and the prices of futures and options on futures.

●	Although futures contracts are generally liquid instruments, under certain market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund or Investment Fund may be unable to close out its futures contracts at a time which is advantageous.

●	Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

●	Because option premiums paid or received by the Fund or Investment Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

Futures And Options Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Futures and Options Risk. The Fund or certain Investment Funds may trade in futures contracts (and options on futures). Some futures positions may be illiquid because, for example, most U.S. commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as “daily price fluctuation limits” or “daily limits.” Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limits. Once the price of a contract for a particular future has increased or decreased by an amount equal to the daily limit, positions in the future can neither be taken nor liquidated unless traders are willing to effect trades at or within the limit. Futures contract prices on various commodities or financial instruments occasionally have moved the daily limit for several consecutive days with little or no trading. Similar occurrences could prevent the Fund or an Investment Fund from promptly liquidating unfavorable positions and subject the Fund or Investment Fund to substantial losses. In addition, the Fund or an Investment Fund may not be able to execute futures contract trades at favorable prices if trading volume in such contracts is low. It is also possible that an exchange or a regulator (such as the CFTC) may suspend trading in a particular contract, order immediate liquidation and settlement of a particular contract or order that trading in a particular contract be conducted for liquidation only. In addition, the CTFC and various exchanges impose speculative position limits on the number of positions that may be held in particular commodities. Trading in commodity futures contracts and options are highly specialized activities that may entail greater than ordinary investment or trading risks. When options are purchased over the counter, the Fund bears the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid, and in such cases, the Fund may have difficulty closing out its position.

Short Sale Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Short Sale Risk. The Fund and some Investment Funds may sell securities short. In such short sales, the Fund or the Investment Funds will incur a loss as a result of a short sale position if the price of the security sold short increases between the date of the short position sale and the date on which the Fund or Investment Fund purchases an offsetting position. The Fund or Investment Fund will incur borrowing and dividend expenses on securities sold short. Positions in shorted securities are speculative and riskier than “long” positions (purchases) because the cost of the replacement security is unknown. Therefore, the potential loss on an uncovered short sale is unlimited, whereas the potential loss on long positions is limited to the original purchase price. In contrast to the Fund or Investment Fund’s long positions, for which the risk of loss is typically limited to the amount invested, the potential loss on the Fund or Investment Fund’s short positions is unlimited; however, the Fund intends to manage its investments in compliance with Section 18(f) of the 1940 Act, to ensure that a Shareholder will not lose more than the amount invested in the Fund. The Fund or Investment Fund’s long positions could decline in value while the value of the short positions increase, thereby increasing the Fund or Investment Fund’s overall potential for loss. Market factors may prevent the Fund or any Investment Fund from closing out a short position at the most desirable time or at a favorable price.

Master Limited Partnerships And Energy Sector Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Master Limited Partnerships and Energy Sector Risks. The Fund may invest in MLPs directly and may invest indirectly by investing in Investment Funds that invest in MLPs. The underlying MLPs will be focused in the energy sector. An investment in MLP units involves certain risks which differ from an investment in the securities of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and conflicts of interest exist between common unit holders and the general partner, including those arising from incentive distribution payments. Additional risks include the following: A decrease in the production of natural gas, natural gas liquids, crude oil, coal or other energy commodities or a decrease in the volume of such commodities available for transportation, mining, processing, storage or distribution may adversely impact the financial performance of MLPs. To maintain or grow their revenues, these companies need to maintain or expand their reserves through exploration of new sources of supply, through the development of existing sources, through acquisitions, or through long-term contracts to acquire reserves. The financial performance of MLPs may be adversely affected if they, or the companies to whom they provide the service, are unable to cost-effectively acquire additional reserves sufficient to replace the natural decline. Various governmental authorities have the power to enforce compliance with regulations and the permits issued under them, and violators are subject to administrative, civil and criminal penalties, including civil fines, injunctions or both. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the financial performance of MLPs. Volatility of commodity prices, which may lead to a reduction in production or supply, may also negatively impact the performance of MLPs. MLPs are also subject to risks that are specific to the industry they serve. MLPs that provide crude oil, refined product, natural gas liquids and natural gas services are subject to supply and demand fluctuations in the markets they serve which will be impacted by a wide range of factors, including fluctuating commodity prices, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental regulation, depletion, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events, and economic conditions, among others. As a partnership, an MLP has no additional tax liability at the entity level. If, as a result of a change in current law or as a result of a change in an MLP’s business, an MLP were treated as a corporation for federal income tax purposes, such an MLP would be obligated to pay federal income tax on its income at the corporate tax rate. If an MLP were classified as a corporation for federal income tax purposes, the amount of cash available for distribution by the MLP would be reduced and distributions received by investors would be taxed under federal income tax laws applicable to corporate dividends (as dividend income, return of capital, or capital gain). Therefore, treatment of an MLP as a corporation for federal income tax purposes would result in a reduction in the after-tax return to investors, as compared to an MLP that is not taxed as a corporation, likely causing a reduction in the value of Fund shares.

For taxable years beginning before 2026, non-corporate investors in certain MLPs may claim up to a 20% “qualified business income” deduction for certain MLP income but, absent future legislation or guidance, RICs, such as the Fund, with investments in MLPs may not pass through this special treatment their shareholders.

Tax 1 Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Tax Risk. The Fund faces the risk that it could fail to qualify as a RIC under Subchapter M of the Code. In addition, changes in tax laws or regulations, or interpretations thereof, possibly with retroactive effect, could adversely affect the Fund and/or its shareholders. The federal, state, local and foreign income and other tax consequences of an investment in Fund Shares will depend on the facts of each investor’s situation. Investors are encouraged to consult their own tax advisors regarding the specific tax consequences that may affect such investors.

Fixed Income Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, directly or through Investment Funds, the value of the Fund’s investment may fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Credits Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Risk. There is a risk that debt issuers will not make payments, resulting in losses to the Fund. In addition, the credit quality of securities may be lowered if an issuer’s financial condition deteriorates. Lower credit quality may lead to greater volatility in the price of a security and in Shares of the Fund. Lower credit quality also may affect liquidity and make it difficult to sell the security. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities, thereby reducing the value of your investment in Fund Shares. In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

High Yield Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

High Yield Securities Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present a significant risk for loss of principal and interest. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor or guarantor may not be able to make its payments of interest and principal. If that happens, the value of the bond may decrease, the Fund’s share price may decrease, and its income may be reduced. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. Such securities also may include “Rule 144A” securities, which are subject to resale restrictions. The lack of a liquid market for these bonds could decrease the Fund’s share price. Investments in high yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Foreign Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Investment Risk. Foreign securities may be issued and traded in foreign currencies. As a result, changes in exchange rates between foreign currencies may affect their values in U.S. dollar terms. For example, if the value of the U.S. dollar goes up, compared to a foreign currency, a loan payable in that foreign currency will go down in value because it will be worth fewer U.S. dollars. Among the factors that may affect currency values are trade balances, the level of short-term interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation, and political developments. The Fund and certain Investment Funds may employ hedging techniques to minimize these risks, but there can be no assurance that the Fund or Investment Funds will, in fact, hedge currency risk or, that if the Fund or an Investment Fund does, such strategies will be effective. The political, economic, and social structure of some foreign countries may be less stable and more volatile than those in the United States. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. A government may take over assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise stockholder rights, and pursue legal remedies with respect to foreign investments. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and to consider with respect to the Fund’s investments in foreign securities. Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers may be less than in the United States. The procedures and rules governing foreign transactions and custody (holding of the Fund’s assets) may involve delays in payment, delivery or recovery of money or investments. Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies, and some countries may lack uniform accounting and auditing standards. Thus, in certain situations, there may be less information publicly available about foreign companies than about most U.S. companies. Certain foreign securities may be less liquid (harder to sell) and more volatile than many U.S. securities. This means the Fund may at times be unable to sell foreign securities at favorable prices. Dividend and interest income from foreign securities may be subject to withholding taxes by the country in which the issuer is located, and the Fund may not be able to pass through to its Shareholders’ foreign tax credits or deductions with respect to these taxes.

Emerging Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Emerging Market Risk. The Fund may invest a portion of its assets in countries with newly organized or less developed securities markets directly or indirectly through its investments in Investment Funds. There are typically greater risks involved in investing in emerging markets securities. Generally, economic structures in these countries are less diverse and mature than those in developed countries and their political systems tend to be less stable. Emerging market economies may be based on only a few industries, therefore security issuers, including governments, may be more susceptible to economic weakness and more likely to default. Emerging market countries also may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Investments in emerging market countries may be affected by government policies that restrict foreign investment in certain issuers or industries. The potentially smaller size of their securities markets and lower trading volumes can make investments relatively illiquid and potentially more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines. Due to this relative lack of liquidity, the Fund may have to accept a lower price or may not be able to sell a portfolio security at all. An inability to sell a portfolio position can adversely affect the Fund’s or Investment Fund’s value or prevent the Fund or Investment Fund from being able to meet cash obligations or take advantage of other investment opportunities.

Restricted And Illiquid Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Restricted and Illiquid Investments Risk. The Fund’s and certain Investment Fund’s investments are also subject to liquidity risk. Liquidity risk exists when particular investments of the Fund or Investment Fund would be difficult to sell, possibly preventing the Fund or Investment Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund or Investment Fund to dispose of other investments at unfavorable times or prices to satisfy its obligations. Investment Funds with principal investment strategies that involve securities of non-traded REITs, companies with smaller market capitalizations, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leverage Risk. The use of leverage, such as borrowing money to purchase securities, by the Fund or certain Investment Funds will magnify the Fund’s or Investment Fund’s gains or losses. The use of leverage via short selling and short positions in futures contracts will also magnify the Fund’s or Investment Fund’s gains or losses. The use of leverage by the Fund or the Investment Funds can substantially increase the adverse impact of risks to which an investment in the Fund may be subject. Generally, the use of leverage also will cause the Fund or Investment Fund to have higher expenses (especially interest and/or short selling-related dividend expenses) than those of funds that do not use such techniques. Trading securities on margin results in interest charges and, depending on the amount of trading activity, such charges could be substantial. The level of interest rates generally, and the rates at which the Fund and the Investment Funds can borrow in particular, can affect the operating results of the Fund. The low margin deposits normally required in futures and forward trading permit a high degree of leverage; accordingly, a relatively small price movement in a futures contract can result in immediate and substantial losses to the investor. Such a high degree of leverage necessarily entails a high degree of risk. In addition, a lender to the Fund or Investment Fund may terminate or refuse to renew any credit facility. If the Fund or Investment Fund is unable to access additional credit, it may be forced to sell investments at inopportune times, which may further depress the returns of the Fund. The Fund’s use of leverage can produce “unrelated business taxable income”, which can pose a meaningful problem for tax-exempt shareholders.

R E I T Subsidiary Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

REIT Subsidiary Risk. By investing in the REIT Subsidiary, the Fund is indirectly exposed to risks associated with the REIT Subsidiary’s direct investments in real estate. Because the REIT Subsidiary is not registered under the 1940 Act, the Fund, as an investor in the REIT Subsidiary, will not have the protections offered to investors in registered investment companies. Changes in the laws of the United States, under which the Fund and the REIT Subsidiary are organized, including the regulations under the Code, could result in the inability of the Fund and/or the REIT Subsidiary to operate as described in this Prospectus and the SAI and could negatively affect the Fund and its shareholders. There can be no assurance that the REIT Subsidiary’s qualification as a REIT for federal income tax purposes can be continued. If the REIT Subsidiary fails to so qualify, it will be subject to tax on its taxable income at regular corporate rates.

Corporate Subsidiary Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Corporate Subsidiary Risk. By investing through a Corporate Subsidiary, the Fund is indirectly exposed to risks associated with a Corporate Subsidiary’s direct investments in private equity or oil and gas. Because a Corporate Subsidiary is not registered under the 1940 Act, the Fund, as an investor in the Corporate Subsidiary, will not have the protections offered to investors in registered investment companies. Changes in the laws of the United States or other jurisdiction, such as Delaware, under which the Fund and a Corporate Subsidiary are organized, including the regulations under the Code, could result in the inability of the Fund and/or the Corporate Subsidiary to operate as described in this Prospectus and the SAI and could negatively affect the Fund and its shareholders. As the Fund intends to qualify as a RIC, dividends received by the Fund from a Corporate Subsidiary and distributed to its shareholders will not be subject to U.S. federal income taxes at the Fund level, however, the Corporate Subsidiary will generally be subject to federal and state income taxes on its income, including any income the Corporate Subsidiary may recognize on the sale of an interest in private equity or private oil and gas funds that it holds. As a result, the net return to the Fund on such investments that are held by the Corporate Subsidiary will be reduced to the extent that the subsidiary is subject to income taxes. Additionally, in calculating its daily NAV in accordance with generally accepted accounting principles, the Fund will account for the deferred tax liability and/or asset balances of the Corporate Subsidiary. Any Corporate Subsidiary used by the Fund will accrue a deferred income tax liability balance, at the current maximum statutory U.S. federal income tax rate (currently 21%) plus an estimated state and local income tax rate, for its future tax liability associated with the capital appreciation of its investments and the distributions received by it on equity securities considered to be return of capital. Upon a Corporate Subsidiary’s sale of a portfolio security, such Corporate Subsidiary will be liable for previously deferred taxes. Any deferred tax liability balance of a Corporate Subsidiary will reduce the Fund’s net asset value.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Management Risk. The NAV of the Fund changes daily based on the performance of the securities, derivatives and other instruments in which it invests. The Adviser’s and Investment Funds’ managers’ judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests (directly or indirectly) may prove to be incorrect and may not produce the desired results. Additionally, the Adviser’s judgments about the potential performance of Investment Funds may also prove incorrect and may not produce the desired results.

Investment Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment Funds Risk. The Fund may obtain investment exposure to various asset classes by investing in other investment companies, including registered investment companies, such as ETFs, mutual funds and closed-end funds, as well as hedge funds, private equity funds or other Private Investment Funds that are not registered under the 1940 Act. Additional risks of investing in Investment Funds, where noted, are described below:

Strategies Risk. Each Investment Fund is subject to specific risks, depending on the nature of the fund. These risks could include liquidity risk, sector risk, and foreign currency risk, as well as risks associated with fixed income securities and commodities among others. Also, the Fund’s performance depends in part upon the performance of the Investment Fund managers and selected strategies, the adherence by such Investment Fund managers to such selected strategies, the instruments used by such Investment Fund managers and the Adviser’s ability to select Investment Funds and strategies and effectively allocate Fund assets among them.

Multiple Levels of Fees and Expenses. By investing in Investment Funds indirectly through the Fund, the investor bears asset-based fees at the Fund level, in addition to any asset-based fees and/or performance-based fees and allocations at the Investment Fund level. Moreover, an investor in the Fund bears a proportionate share of the fees and expenses of the Fund (including organizational and offering expenses, operating costs, sales charges, brokerage transaction expenses, and administrative fees) and, indirectly, similar expenses of the Investment Funds. Thus, an investor in the Fund may be subject to higher fees and operating expenses than if he or she invested in an Investment Fund directly.

Risk Related to Net Asset Value and Market Price. The market value of the ETFs and closed-end fund shares may differ from their NAV. This difference in price may be due to the fact that the supply and demand in the market for fund shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when shares trade at a premium or discount to NAV.

Unregistered Investment Funds Risk. A significant portion of the vehicles in which the Fund may invest will likely not be subject to the 1940 Act. As a result, the Fund’s investments will not be subject to certain protections afforded to investors under the 1940 Act. These protections include, but are not limited to, certain corporate governance standards, as well as statutory protections against self-dealing and leverage limitations.

Additional Private Investment Funds Risk. Due to the Fund’s investments in Private Investment Funds, the Fund is subject to risks associated with legal and regulatory changes applicable to financial institutions generally or hedge funds, such as the Private Investment Funds in particular. The Fund may not be able to invest in certain Private Investment Funds that are oversubscribed or closed, or the Fund may be able to allocate only a limited amount of assets to a Private Investment Fund that has been identified as an attractive investment opportunity. The Fund’s investments in certain Private Investment Funds may be subject to lock-up periods, during which the Fund may not withdraw its investment. The Fund may invest indirectly a substantial portion of its assets in Private Investment Funds that follow a particular type of investment strategy, which may expose the Fund to the risks of that strategy. Many of the Fund’s assets will be priced in the absence of a readily available market and may be priced based on determinations of fair value, which may prove to be inaccurate. The Fund, upon its redemption of all or a portion of its interest in a Private Investment Fund, may receive an in-kind distribution of securities that are illiquid or difficult to value and difficult to dispose of.

Private Investment Fund returns may exhibit greater correlations among each other or with fixed-income or equity indices than anticipated by the Adviser, particularly during times of general market turmoil. Private Investment Fund managers may invest the Private Investment Funds’ assets in securities of non-U.S. issuers, including those in emerging markets, and the Fund’s assets may be invested in Private Investment Funds that may be denominated in non-U.S. currencies, thereby exposing the Fund to various risks that may not be applicable to U.S. securities. A Private Investment Fund manager may focus on a particular industry or sector, (e.g., energy, utilities, financial services, healthcare, consumer products, industrials and technology), which may subject the Private Investment Fund, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of industries. A Private Investment Fund manager may focus on a particular country or geographic region, which may subject the Private Investment Fund, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of geographic regions. Private Investment Fund managers may use derivatives for speculative or hedging purposes. Private Investment Fund managers may have limited operating histories upon which to evaluate their performance, and some Private Investment Fund managers may not be registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). Private Investment Funds may incur leverage for investment or other purposes, which may increase the volatility of the Private Investment Funds. Private Investment Fund managers may sell short securities held by Private Investment Funds, which presents the theoretical risk of unlimited loss because of increases in the market price of the security sold short, and the risk that Private Investment Funds’ short selling activities may be adversely affected by regulatory restrictions that may be imposed at any time. Private Investment Fund managers may change their investment strategies at any time. Private Investment Fund managers may invest the Private Investment Funds’ assets without limitation in restricted and illiquid securities. Private Investment Fund managers may invest the Private Investment Funds’ assets in equity securities without limitation as to market capitalization, such as those issued by smaller capitalization companies, including micro-cap companies, the prices of which may be subject to erratic market movements. Private Investment Fund managers may charge Private Investment Fund investors (such as the Fund) asset-based fees and incentive allocations or fees of as much as 20% of a Private Investment Fund’s net profits (or more in certain limited circumstances), which may create incentives for Private Investment Fund managers to make investments that are riskier or more speculative than in the absence of these fees.

Additional Risk. The strategy of investing in Investment Funds could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes you pay. In addition, certain prohibitions on the acquisition of investment company shares by the Fund may prevent the Fund from allocating investments in the manner the Adviser considers optimal. Generally, the Fund may purchase in the aggregate only up to 3% of the total outstanding voting stock of any investment company, such as closed-end funds, mutual funds or ETFs, unless it is able to make purchases in reliance upon an Investment Fund’s exemptive order that permits investments in excess of the limits stated above.

Strategies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Strategies Risk. Each Investment Fund is subject to specific risks, depending on the nature of the fund. These risks could include liquidity risk, sector risk, and foreign currency risk, as well as risks associated with fixed income securities and commodities among others. Also, the Fund’s performance depends in part upon the performance of the Investment Fund managers and selected strategies, the adherence by such Investment Fund managers to such selected strategies, the instruments used by such Investment Fund managers and the Adviser’s ability to select Investment Funds and strategies and effectively allocate Fund assets among them.

Multiple Levels Of Fees And Expenses [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Multiple Levels of Fees and Expenses. By investing in Investment Funds indirectly through the Fund, the investor bears asset-based fees at the Fund level, in addition to any asset-based fees and/or performance-based fees and allocations at the Investment Fund level. Moreover, an investor in the Fund bears a proportionate share of the fees and expenses of the Fund (including organizational and offering expenses, operating costs, sales charges, brokerage transaction expenses, and administrative fees) and, indirectly, similar expenses of the Investment Funds. Thus, an investor in the Fund may be subject to higher fees and operating expenses than if he or she invested in an Investment Fund directly.

Risk Related To Net Asset Value And Market Price [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risk Related to Net Asset Value and Market Price. The market value of the ETFs and closed-end fund shares may differ from their NAV. This difference in price may be due to the fact that the supply and demand in the market for fund shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when shares trade at a premium or discount to NAV.

Unregistered Investment Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Unregistered Investment Funds Risk. A significant portion of the vehicles in which the Fund may invest will likely not be subject to the 1940 Act. As a result, the Fund’s investments will not be subject to certain protections afforded to investors under the 1940 Act. These protections include, but are not limited to, certain corporate governance standards, as well as statutory protections against self-dealing and leverage limitations.

Additional Private Investment Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Additional Private Investment Funds Risk. Due to the Fund’s investments in Private Investment Funds, the Fund is subject to risks associated with legal and regulatory changes applicable to financial institutions generally or hedge funds, such as the Private Investment Funds in particular. The Fund may not be able to invest in certain Private Investment Funds that are oversubscribed or closed, or the Fund may be able to allocate only a limited amount of assets to a Private Investment Fund that has been identified as an attractive investment opportunity. The Fund’s investments in certain Private Investment Funds may be subject to lock-up periods, during which the Fund may not withdraw its investment. The Fund may invest indirectly a substantial portion of its assets in Private Investment Funds that follow a particular type of investment strategy, which may expose the Fund to the risks of that strategy. Many of the Fund’s assets will be priced in the absence of a readily available market and may be priced based on determinations of fair value, which may prove to be inaccurate. The Fund, upon its redemption of all or a portion of its interest in a Private Investment Fund, may receive an in-kind distribution of securities that are illiquid or difficult to value and difficult to dispose of.

Private Investment Fund returns may exhibit greater correlations among each other or with fixed-income or equity indices than anticipated by the Adviser, particularly during times of general market turmoil. Private Investment Fund managers may invest the Private Investment Funds’ assets in securities of non-U.S. issuers, including those in emerging markets, and the Fund’s assets may be invested in Private Investment Funds that may be denominated in non-U.S. currencies, thereby exposing the Fund to various risks that may not be applicable to U.S. securities. A Private Investment Fund manager may focus on a particular industry or sector, (e.g., energy, utilities, financial services, healthcare, consumer products, industrials and technology), which may subject the Private Investment Fund, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of industries. A Private Investment Fund manager may focus on a particular country or geographic region, which may subject the Private Investment Fund, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of geographic regions. Private Investment Fund managers may use derivatives for speculative or hedging purposes. Private Investment Fund managers may have limited operating histories upon which to evaluate their performance, and some Private Investment Fund managers may not be registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). Private Investment Funds may incur leverage for investment or other purposes, which may increase the volatility of the Private Investment Funds. Private Investment Fund managers may sell short securities held by Private Investment Funds, which presents the theoretical risk of unlimited loss because of increases in the market price of the security sold short, and the risk that Private Investment Funds’ short selling activities may be adversely affected by regulatory restrictions that may be imposed at any time. Private Investment Fund managers may change their investment strategies at any time. Private Investment Fund managers may invest the Private Investment Funds’ assets without limitation in restricted and illiquid securities. Private Investment Fund managers may invest the Private Investment Funds’ assets in equity securities without limitation as to market capitalization, such as those issued by smaller capitalization companies, including micro-cap companies, the prices of which may be subject to erratic market movements. Private Investment Fund managers may charge Private Investment Fund investors (such as the Fund) asset-based fees and incentive allocations or fees of as much as 20% of a Private Investment Fund’s net profits (or more in certain limited circumstances), which may create incentives for Private Investment Fund managers to make investments that are riskier or more speculative than in the absence of these fees.

Additional Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Additional Risk. The strategy of investing in Investment Funds could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes you pay. In addition, certain prohibitions on the acquisition of investment company shares by the Fund may prevent the Fund from allocating investments in the manner the Adviser considers optimal. Generally, the Fund may purchase in the aggregate only up to 3% of the total outstanding voting stock of any investment company, such as closed-end funds, mutual funds or ETFs, unless it is able to make purchases in reliance upon an Investment Fund’s exemptive order that permits investments in excess of the limits stated above.

Business And Regulatory Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Business and Regulatory Risks. Legal, tax and regulatory changes (including laws relating to taxation of the Fund’s investments, trade barriers and currency exchange controls), as well as general economic and market conditions (such as interest rates, availability of credit, credit defaults, inflation rates and general economic uncertainty) and national and international political circumstances (including wars, terrorist acts or security operations), may adversely affect the Fund.

Repurchase Offers And Limited Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase Offers and Limited Liquidity Risk. The Fund is a closed-end investment company structured as an “interval fund” and, as such, has adopted a fundamental policy to make quarterly repurchase offers, at per-class NAV, of not less than 5% and no more than 25% of the Fund’s outstanding Shares on the repurchase request deadline. Pursuant to this policy, the Fund will offer to purchase only a small portion of its Shares each quarter, and there is no guarantee that Shareholders will be able to sell all of the Shares that they desire to sell in any particular repurchase offer. Under current regulations, such offers must be for not less than 5% and no more than 25% of the Fund’s Shares outstanding on the repurchase request deadline. Investors should understand there is likely to be little or no willingness on the Board’s part to move to the 25% level in connection with any particular repurchase offer. If a repurchase offer is oversubscribed, the Fund may repurchase only a pro rata portion of the Shares tendered by each Shareholder. The potential for proration may cause some investors to tender more Shares for repurchase than they wish to have repurchased. The NAV of the Shares tendered in a repurchase offer may decline between the repurchase request deadline and the date on which the NAV for tendered Shares is determined. In addition, the repurchase of Shares by the Fund will be a taxable event to Shareholders, potentially even to those Shareholders that do not participate in the repurchase. For a discussion of these tax consequences, please see “U.S. Federal Income Tax Matters.”

Shares in the Fund provide limited liquidity since Shareholders will not be able to redeem Shares on a daily basis. A Shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made annually by the Fund. Shares in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment.

The Fund’s repurchase policy will have the effect of decreasing the size of the Fund over time from what it otherwise would have been. Such a decrease may therefore force the Fund to sell assets it would not otherwise sell. It may also reduce the investment opportunities available to it and cause its expense ratio to increase.

If a Shareholder tenders all of its Shares (or a portion of its Shares) in connection with a repurchase offer made by the Fund, that tender may not be rescinded by the Shareholder after the date on which the repurchase offer terminates. However, although the amount payable to the Shareholder will be based on the value of the Fund’s assets as of the repurchase date, the amount of Shares that are tendered by Shareholders generally will not be determined until as many as fourteen (14) days after the repurchase offer terminates. Thus, a Shareholder will not know its repurchase price until after it has irrevocably tendered its Shares.

Nature Of The Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Nature of the Fund. The Fund may make investments in Private Investment Funds, the managers of which may have relatively short track records and that may rely on a limited number of key personnel. Such Private Investment Funds invest may in turn invest in portfolio companies that have no, or relatively short, operating histories, which may have to compete with other companies with greater resources, which are also dependent upon a few key individuals for the successful development and manufacture of products, management, marketing or other critical functions, which may be engaged in a rapidly changing business with products subject to substantial risk of obsolescence or which may require substantial additional capital to support. The Fund will not necessarily have the opportunity to evaluate the economic, financial and other information that will be used by the managers of the Private Investment Funds in their selection, structuring, monitoring, and disposition of assets.

Multiple Levels Of Expense [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Multiple Levels of Expense. Shareholders will pay the fees and expenses of the Fund and accordingly will indirectly bear the fees, expenses and carried interest (if any) of the Private Investment Funds in which the Fund invests. This will result in greater expense to the Shareholders than if such fees, expenses and, as applicable, carried interest were not charged by the Fund and the Private Investment Funds.

Limited Operating History [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limited Operating History. The Fund has a limited operating history upon which potential investors can evaluate its likely performance. The prior investment performance of the Adviser or of private equity investment funds managed by the managers of the Private Investment Funds, are not guarantees or predictions of the results that the Funds will achieve. In addition, the Fund may not be able to raise a sufficient level of assets to support its operations, in which case the Adviser may determine to discontinue operating the Fund and liquidate the Fund’s assets.

Limitations On Transfer [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limitations on Transfer. The transferability of Shares is subject to certain restrictions contained in the Declaration of Trust and is affected by restrictions imposed under applicable securities laws. Shares are not traded on any national securities exchange or other market. Therefore, Shares should only be acquired by investors able to commit their funds for an indefinite period of time.

Availability Of Suitable Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Availability of Suitable Investments. Although the Adviser believes that it should be able to find, and negotiate satisfactory terms for, suitable investments in sufficient quantity for the Fund, changes in various factors (including, among other factors, the interest rate environment, inflation, general economic conditions, securities market conditions, competition from other investors, tax burdens, foreign exchange rates and foreign political upheaval or instability) may adversely affect the availability of attractive investment opportunities for the Fund. Accordingly, there can be no assurances that the Fund will be able to invest fully or that suitable investment opportunities will be available.

Economic Environment [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Economic Environment. If market conditions deteriorate, the level of attractive investment opportunities for the Fund and the Investment Funds may decline from the Adviser’s current expectations. It is possible that the Fund and the Investment Funds may take a longer than anticipated time to invest capital, and as a result, for some period of time, the Fund may be relatively concentrated in a limited number of investments. Further, the Fund and the Investment Funds may experience increased difficulty exiting an existing investment if a need for liquidity arises. Certain investments may be liquidated at a lower price than the Adviser believes reflects the asset’s fair value.

Diverse Shareholders [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Diverse Shareholders. The Shareholders in the Fund may include persons or entities located in various jurisdictions that may have conflicting investment, tax and other interests with respect to their investments in the Fund. As a result, conflicts of interest may arise in connection with decisions made by the Adviser that may be more beneficial for one type of Shareholder than for another type of Shareholder.

General Economic And Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General Economic and Market Risk. Through its Portfolio Investments, the Fund will have investments in companies that are sensitive to movements in the overall economy or in those companies’ industrial or economic sectors. In addition, the trading prices or market values of these portfolio companies may be affected adversely by general securities market conditions or by factors specific to such portfolio companies. A recession or an adverse development in the U.S. and/or foreign securities markets might have an adverse impact on some or all of the investments of the Fund.

Illiquidity Of Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Illiquidity of Investments. An investor’s participation in the Fund requires a long-term commitment, with no certainty of return. The Adviser does not expect the Fund to receive substantial amounts of income or to realize substantial gains over the near term. The Fund’s investments in Private Investment Funds, and most of the portfolio investments of such Private Investment Funds will be highly illiquid, are likely to require holding periods of several years, and will be subject to restrictions on resale. The Fund reserves the right to make distributions to Shareholders in kind. Shareholders may not be able to dispose of assets distributed in kind, and likely will incur costs and expenses if they are able to dispose of such assets.

Certain investments may be illiquid because, for example, they are subject to legal or other restrictions on transfer or there is no liquid market for such investments. Valuation of such investment may be difficult or uncertain because there may be limited information available about the issuers of such investments. The market prices, if any, for such investments tend to be volatile and may not be readily ascertainable and the Fund or a Private Investment Fund may not be able to sell them when it desires to do so or to realize what it perceives to be their fair value in the event of a sale. The sale of restricted and illiquid investments often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of investments eligible for trading on national securities exchanges or in the over-the-counter markets. The Fund or Private Investment Funds may not be able to readily dispose of such illiquid investments and, in some cases, may be contractually prohibited from disposing of such investments for a specified period of time. As a result, the Fund or Private Investment Funds may be required to hold such investments despite adverse price movements. Even those markets which the Adviser or a general partner or manager of a Private Investment Fund expects to be liquid can experience periods, possibly extended periods, of illiquidity. Occasions have arisen in the past where previously liquid investments have rapidly become illiquid.

Difficulty Of Valuing The Funds Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Difficulty of Valuing the Fund’s Investments. Generally, there will be no readily available market for the Fund’s investments and, hence, the valuation of the Fund’s investments is difficult and not without uncertainty and may not necessarily reflect the valuation of any such investment’s underlying assets.

Valuations of the Fund’s investments will be determined by the Adviser in its sole discretion and will be final and conclusive to all of the Shareholders. The Adviser conducts a fair valuation of the Fund’s private investments based on valuations provided by the managers of such investments, which valuations may also be based on fair valuation procedures. These fair value determinations may prove to be inaccurate. Additionally, the Adviser may face a conflict of interest in valuing investments that lack a readily accessible market value as the value of the assets held by the Fund will affect the compensation of the Adviser.

The fair values of private investments are subject to adjustment or revisions if the Fund’s NAV is adjusted after a Shareholder has received their Shares upon purchase or received repurchase proceeds in a repurchase offer. The adjustment will not, in most cases, result in an adjustment to the number of Shares received by the Shareholder in a purchase or the Shareholder’s repurchase proceeds in a repurchase offer. Therefore, Shares may be purchased or repurchased at an NAV that may later turn out to have been incorrect.

Inability To Meet Investment Objective Or Investment Strategy [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inability to Meet Investment Objective or Investment Strategy. The success of the Fund depends upon the ability of the Adviser to identify, select, develop and invest in Portfolio Investments that the Adviser believes offer the potential of superior relative returns. Similarly, the success of each of the Private Investment Funds depends on the availability of appropriate investment opportunities and the ability of the general partners of such Private Investment Funds to identify, select, develop and invest in appropriate investments. The availability of such opportunities will depend, in part, upon general market conditions. Factors beyond the Adviser’s control also may limit the availability of certain investments. For example, certain venture capital funds have announced they will not allow funds of funds to invest in their latest funds. It is possible that other private equity funds will be similarly reluctant to accept commitments from funds of funds due to concerns related to access to, and confidentiality of, information. Although the Adviser believes that significant investment opportunities currently exist, there can be no assurance that they will continue to exist or that the Adviser or the manager of any Private Investment Fund will be able to identify, select, develop and invest in a sufficient number of opportunities to permit the Fund to invest all of their capital commitments or to diversify their portfolio investments to the extent described herein. In addition, as the number of funds managed by the Adviser increases, the portion of an investment opportunity allocated to any one fund (including the Fund) may decrease.

Performance Of Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Performance of Investments. The performance of each Private Investment Fund will be affected by the performance of each of such Private Investment Fund’s underlying investments. Many factors will contribute to the performance of each such investment including: default rates and levels and timing of recoveries on investments; the reinvestment rates obtained in connection with the purchase of such investments or in connection with the reinvestment of proceeds in temporary cash equivalent investments; and the reinvestment rates obtained in connection with the purchase of such investments or in connection with the reinvestment of proceeds in temporary cash equivalent investments, among other factors.

In addition, the performance of Private Investment Funds are difficult to measure and therefore such measurements may not be as reliable as performance information for other investment products because, among other things: (i) there is often no market for underlying investments, (ii) Private Investment Funds take years to achieve a realization event and are difficult to value before realization, (iii) Private Investment Funds are made over time as capital is drawn down from investments, (iv) the performance record of their investments are not established until the final distributions are made, which may be 10-12 years or longer after the initial closing and (v) industry performance information for Private Investment Funds’ investments may be skewed upwards due to survivor bias and lack of reporting by underperforming managers.

Non Diversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Diversification Risk. The Private Investment Funds in which the Fund may invest may participate in a limited number of portfolio investments and, as a consequence, the aggregate return of the Private Investment Funds may be substantially adversely affected by the unfavorable performance of even a single portfolio investment.

Control Of Portfolio Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Control of Portfolio Companies. A Private Investment Fund (alone, or together with other investors) may be deemed to have a control position with respect to some portfolio companies in which it invests that could expose it to liabilities not normally associated with minority equity investments, such as additional risks of liability for environmental damage, product defects, failure to supervise management, violation of governmental regulations and other types of liability in which the limited liability generally characteristic of business operations may be ignored.

Reliance On Management [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reliance on Management. Unless otherwise provided by the 1940 Act, investors will have no right or power to participate in the management of the Fund or remove or replace the Adviser. All decisions with respect to the management of the Fund will be made by the Adviser who, among other things, will select the investments of the Fund. The managers and general partners of the Investment Funds selected by the Adviser will in turn make all decisions with respect to the assets invested in such Investment Funds. The Adviser will have no direct management authority with respect to either the Investment Funds or their portfolio companies and will be relying largely on the management skills of the advisors and managers of the Investment Funds and their portfolio companies. The success of the Fund will be dependent upon, among other things, the financial judgment and abilities of the Adviser and the managers and general partners of the Investment Funds and their affiliates. Of course, past performance of the Adviser and the managers or general partners of the Investment Funds is not a guarantee of future results.

Possibility Of Fraud And Other Misconduct [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Possibility of Fraud and Other Misconduct. When the Fund invests in the Private Investment Funds, the Fund does not have custody of the assets or control of its investment by the Private Investment Funds. The Private Investment Funds could divert or abscond with the Fund’s assets, fail to follow agreed upon investment strategies, provide false reports of operations, or engage in other misconduct, resulting in losses to the Fund and consequently the Fund. Such misconduct is very difficult or impossible to detect and may not come to light until substantial losses have been incurred.

Distressed Special Situations And Venture Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Distressed, Special Situations and Venture Investments. Investments in distressed companies and new ventures are subject to greater risk of loss than investments in companies with more stable operations or financial condition. New ventures may require considerable additional capital to develop technologies and markets, acquire customers and achieve or maintain a competitive position. This capital may not be available at all, or on acceptable terms. Further, the technologies and markets of such companies may not develop as anticipated, even after substantial expenditures of capital. Such companies may face intense competition from established companies with much greater financial and technical resources, more extensive development, manufacturing, marketing and service capabilities, and a greater number of qualified managerial and technical personnel.

Market Disruption Risk And Terrorism Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Disruption Risk and Terrorism Risk. The military operations of the United States and its allies, the instability in various parts of the world and the prevalence of terrorist attacks throughout the world could have significant adverse effects on the global economy. In addition, certain illnesses spread rapidly and have the potential to significantly affect the global economy. Terrorist attacks, in particular, may exacerbate some of the foregoing risk factors. A terrorist attack involving, or in the vicinity of, a portfolio company in which the Fund or an Investment Fund invests may result in a liability far in excess of available insurance coverage. The Adviser cannot predict the likelihood of these types of events occurring in the future nor how such events may affect the investments of the Fund.

Investment And Repatriation Restrictions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment and Repatriation Restrictions. Foreign investment in securities of companies in certain of the countries in which the Fund may invest is restricted or controlled to varying degrees. Certain countries have laws and regulations that currently limit or preclude direct foreign investment in the securities of their companies. The risks relating to investments in non-U.S. securities may be heightened, for example, with respect to the possibility of nationalization or expropriation and limits on trade and foreign direct investment. In addition, certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by the Fund. Even where permitted, direct investments in certain companies may require significant government approvals under corporate, securities, foreign investment and other similar laws and may require financing and structuring alternatives that differ significantly from those customarily used in countries in other regions. These restrictions or controls may at times limit or preclude foreign investment above certain ownership levels or in certain sectors of the country’s economy and increase the costs and expenses of the Fund. While regulation of foreign investment has liberalized in recent years in some countries, there can be no assurance that more restrictive regulations will not be adopted in the future. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales by foreign investors and foreign currency. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital interests and dividends paid on securities held by the Fund, and income on such securities or gains from the disposition of such securities may be subject to withholding taxes imposed by certain countries or other jurisdictions. These measures could adversely affect the returns associated with certain investments of the Fund.

Competition [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Competition. The business of investing in private markets opportunities, such as leveraged acquisitions, reorganizations, and private equity situations is highly competitive, and successfully sourcing investments can be problematic given the high level of investor demand some investment opportunities receive. In addition, the current private equity environment has become even more competitive as hedge funds have begun to compete for investment opportunities that have traditionally been targeted by private equity funds. Moreover, the identification of attractive investment opportunities is difficult and involves a high degree of uncertainty. There are no assurances that the Fund will be able to invest fully its assets or that suitable investment opportunities will be available.

Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cybersecurity Risk. The failure in cybersecurity systems, as well as the occurrence of events unanticipated in disaster recovery systems and management continuity planning could impair the ability of the Fund to conduct business effectively. The occurrence of a disaster such as a cyberattack, a natural catastrophe, an industrial accident, events unanticipated in the Adviser’s disaster recovery systems, or a support failure from external providers, could have an adverse effect on the ability of the Fund to conduct business and on its results of operations and financial condition, particularly if those events affect computer-based data processing, transmission, storage, and retrieval systems or destroy data. Such events could also have an adverse effect on the Investment Funds or their respective managers.

The Fund will depend heavily upon computer systems to perform necessary business functions. Despite implementation of a variety of security measures, computer systems could be subject to cyberattacks and unauthorized access, such as physical and electronic break-ins or unauthorized tampering. Like other companies, the Adviser or the managers of the Investment Funds may experience threats to their data and systems, including malware and computer virus attacks, unauthorized access, system failures and disruptions. If one or more of these events occurs, it could potentially jeopardize the confidential, proprietary and other information processed and stored in, and transmitted through, their computer systems and networks, or otherwise cause interruptions or malfunctions in their operations or the operations of the Fund or the Investment Funds, which could result in reputational damage, financial losses, litigation, increased costs, and/or regulatory penalties.

Third parties with which the Fund will do business may also be sources of cybersecurity or other technological risks. Certain functions are outsourced and these relationships allow for the storage and processing of the Fund’s or Adviser’s information, as well as customer, counterparty, employee and borrower information. While the Adviser engages in actions to reduce exposure resulting from outsourcing, ongoing threats may result in unauthorized access, loss, exposure or destruction of data, or other cybersecurity incidents, with increased costs and other consequences, including those described above.

Lack Of Regulatory Oversight [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Lack of Regulatory Oversight. The Private Investment Funds will not be registered as investment companies under the 1940 Act. The 1940 Act provides certain protections to investors and imposes certain restrictions on registered investment companies, none of which will be applicable to the Fund’s investments in Private Investment Funds.

Legal Tax And Regulatory Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Legal, Tax and Regulatory Risks. Legal, tax and regulatory changes during the term of the Fund’s investments may adversely affect such investments. For example, from time to time the market for private equity transactions has been adversely affected by a decrease in the availability of senior and subordinated financing for such transactions, in part in response to regulatory pressure on providers of financing to reduce or eliminate their exposure to such transactions. Certain Investment Funds or their portfolio companies may be in industries subject to extensive regulation by national governments and political subdivisions thereof. Certain regulations may prevent Investment Funds or the Fund from making certain investments that they otherwise would make. Other regulations may require the Investment Funds or the Fund to incur substantial additional costs or lengthy delays in connection with the completion of an investment. For example, the Fund may be subject to the regulations of the U.S. Federal Communications Commission (“FCC”) if it invests in an entity that has a direct or indirect interest in, owns or controls a “media company” (as defined by FCC regulations), such as a television or radio station, cable system or daily newspaper. These restrictions may, among other things, prohibit certain communications between an investor (or such investor’s officers, directors, partners or other officials) and the Adviser pertaining to the operations of the media company and may limit an investor from serving as an agent or employee of the Fund.

The Adviser has, or is part of a larger firm that has, multiple business lines active in several jurisdictions that are governed by a multitude of legal systems and regulatory regimes, some of which are new and evolving. The Fund, the Adviser, and their affiliates are subject to a number of unusual risks, including changing laws and regulations, developing interpretations of such laws and regulations, and increased scrutiny by regulators and law enforcement authorities. Some of this evolution may be directed at the private fund industry in general or certain segments of the industry, and may result in scrutiny or claims against the Fund, the Adviser, or their affiliates directly for actions taken or not taken by the Fund or the Adviser. These risks and their potential consequences are often difficult or impossible to predict, avoid or mitigate in advance, and might make some Portfolio Investments unavailable to the Fund. The effect on the Fund, the Adviser, or any affiliate of any such legal risk, litigation or regulatory action could be substantial and adverse.

Market disruptions and the dramatic increase in the capital allocated to alternative investment strategies during recent years have led to increased governmental as well as self-regulatory scrutiny of the alternative investment fund industry in general. Certain legislation proposing greater regulation of the industry periodically is considered by Congress, as well as the governing bodies of non-U.S. jurisdictions. It is impossible to predict what, if any, changes in the regulations applicable to the Fund or the Investment Funds may be instituted in the future. Any such regulation could have a material adverse impact on the profit potential of the Fund or the Investment Funds.

Market Disruption And Geopolitical Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Disruption and Geopolitical Risk. Disease outbreaks, public health emergencies (e.g. the coronavirus outbreak, epidemics and other pandemics), the European sovereign debt crisis, instability in the Middle East, terrorist attacks in the U.S. and around the world, the impact of natural disasters, growing social and political discord in the various countries, including the U.S., the response of the international community—through economic sanctions and otherwise—to Russia’s annexation of the Crimea region of Ukraine and invasion of Ukraine, and other similar events may result in market volatility, may have long-term adverse effects on the U.S. and worldwide financial markets and may cause further economic uncertainties in the U.S. and worldwide. The Fund does not know how long the financial markets may be affected by these events and cannot predict the effects of these events or similar events in the future. Wars and occupation, terrorism and related geopolitical risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and global economies and markets generally. These events could also impact interest rates, secondary trading, ratings, credit risk, inflation and other factors relating to an investment in the Shares. There can be no assurance that such market disruptions may not have other material and adverse implications for the sectors in which the Fund may invest.

Enhanced Scrutiny And Potential Regulation Of The Private Investment Partnership Industry And The Financial Services Industry [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Enhanced Scrutiny and Potential Regulation of the Private Investment Partnership Industry and the Financial Services Industry. The Fund’s ability to achieve its investment objectives, as well as the ability of the Fund to conduct its operations, is based on laws and regulations that are subject to change through legislative, judicial, and/or administrative action. Future legislative, judicial, and/or administrative action could adversely affect the Fund’s ability to achieve its investment objectives, as well as the ability of the Fund to conduct its operations.

On July 21, 2010, President Obama signed into law the Dodd-Frank Act. The Dodd-Frank Act provided for a number of changes to the regulatory regime governing investment advisers and private investment funds, including the Adviser and the Fund. Among other effects, the Dodd-Frank Act imposed increased recordkeeping and reporting obligations on the Adviser and on the managers of the Private Investment Funds. Records and reports relating to the Fund that must be maintained by the Adviser and are subject to inspection by the SEC include (i) assets under management and use of leverage (including off-balance-sheet leverage), (ii) counterparty credit risk exposure, (iii) trading and investment positions, (iv) valuation policies and practices of the Fund, (v) type of assets held, (vi) side arrangements or side letters; (vii) trading practices; and (viii) certain other information. While the Dodd-Frank Act subjects such records and reports to certain confidentiality provisions and provides an exemption from the U.S. Freedom of Information Act (“FOIA”), no assurance can be given that the mandated disclosure of records or reports to the SEC or other governmental entities will not have a significant negative impact on the Fund or the Adviser. It is possible that the increased regulatory burden, along with the corresponding increase in compliance costs, may cause some sponsors of Private Investment Funds to exit the private fund industry, thereby decreasing the pool of eligible funds for investments.

The Adviser is required to comply with a variety of periodic reporting and compliance-related obligations under applicable laws (including, without limitation, the obligation of the Adviser and its affiliates to make regulatory filings with respect to the Fund and their activities under the Advisers Act (including, without limitation, Form PF and reports or notices in connection with the Alternative Investment Fund Managers Directive and/or U.S. Commodity Futures Tradition Commission-related matters)). In light of the heightened regulatory environment in which the Fund, the Adviser operates and the ever-increasing regulations applicable to private investment funds and their investment advisors, it has become increasingly expensive and time-consuming for the Fund, the Adviser, and their affiliates to comply with such regulatory reporting and compliance-related obligations. Furthermore, various federal, state, and local agencies have been examining the role of placement agents, finders, and other similar service providers in the context of investment by public pension plans and other similar entities, including investigations and requests for information. The Adviser may be required to provide certain information regarding investors in the Fund to regulatory agencies and bodies in order to comply with applicable laws and regulations. There can be no assurance that any of the foregoing will not have an adverse impact on the Adviser or otherwise impede the Fund’s ability to effectively achieve its investment objectives.

Investment Banking And Other Fees [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment Banking and Other Fees. The manager of an Investment Fund may receive the economic benefit of certain fees from its portfolio companies for investment banking services and in connection with unconsummated transactions (e.g., topping, break-up, monitoring, directors’, organizational and set-up fees, and financial advisory fees).

Material Non Public Information [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Material, Non-Public Information. Managers of the Investment Funds may acquire confidential or material non-public information or be restricted from initiating transactions in certain securities. An Investment Fund would not be free to act upon any such information. Due to these restrictions, an Investment Fund may not be able to initiate a transaction that it otherwise might have initiated and may not be able to sell a portfolio investment that it might otherwise have sold.

Constraints Of Confidentiality Agreements [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Constraints of Confidentiality Agreements. In the course of its investment process, the Fund and/or the Adviser may be required to enter into confidentiality agreements with current or potential Private Investment Funds, sellers of secondary fund investments, portfolio companies and other counterparties that would prohibit the Fund and/or its affiliates from publicly disclosing sensitive information relating to certain investment opportunities. These arrangements could result in liabilities for the Fund, in particular if a Shareholder that is required or compelled to publicly release information regarding its investments, such as pursuant to FOIA or other similar state or local disclosure laws applicable to such Shareholder, publicly discloses such information in response to an information request or otherwise. The Fund may choose, but is not required, to decline such investment opportunities in order to avoid the risk of exposing the Fund to such liability. As a result, the Fund’s investment flexibility may be constrained by these concerns, which may affect the Adviser’s ability to broaden the Fund’s investment portfolios and attain the diversification it would otherwise prefer.

Provision Of Managerial Assistance [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Provision of Managerial Assistance. An Investment Fund may obtain rights to participate substantially in and to influence substantially the conduct of the management of its portfolio companies that could expose such Investment Fund or the Fund to claims by a portfolio company, its security holders and its creditors.

Disposition Of Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Disposition of Investments. In connection with the disposition of an investment in a portfolio company, a Private Investment Fund may be required to make representations about the business and financial affairs of the portfolio company typical of those made in connection with the sale of any business. A Private Investment Fund may also be required to indemnify the purchasers of such investment to the extent that any such representation turns out to be inaccurate. These arrangements may result in contingent liabilities, which may ultimately have to be funded by the investors (including the Fund) in such Private Investment Fund.

Failure To Make Capital Contributions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Failure to Make Capital Contributions. Typically, under its investment documentation or partnership agreement, a Private Investment Fund may seek damages from an investor (such as the Fund) or impose upon the investor substantial penalties, such as the forfeiture of a substantial portion (e.g., 50% or more) of its investment in such Private Investment Fund, if the investor fails to contribute a required installment of its capital commitment. A Private Investment Fund may be unable to make planned investments if any of its investors fails to make required capital contributions, and may itself become subject to damages for breach of contract in respect of a planned investment. Accordingly, failure to make planned investments may adversely affect the value of the Fund’s investment in a Private Investment Fund and accordingly the value of an investment in the Fund.

Indemnification [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Indemnification. A Private Investment Fund may indemnify its managers and their affiliates and personnel against claims, liabilities and expenses, including legal fees, incurred by them by reason of their activities on behalf of a Private Investment Fund and its respective portfolio companies. The Fund’s indemnification obligations under such provisions generally will not be in excess of the Fund’s capital commitment to, plus distributions from, such Private Investment Fund.

Tax Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Tax Risks. The Fund does not currently anticipate being classified as a “publicly offered regulated investment company” under the applicable tax rules, which may require the imputation of certain expenses to Shareholders. Certain expenses of a RIC that is not “publicly offered,” including advisory fees, may not be deductible by certain Shareholders, generally including individuals and non-corporate entities. Such Shareholder’s pro rata portion of the affected expenses will be treated as an additional dividend to the Shareholder and may or may not be deductible by such Shareholder. Miscellaneous itemized deductions are not deductible by non-corporate taxpayers in taxable years beginning before 2026 and are subject to the 2% “floor” on miscellaneous itemized deductions and other limitations on itemized deductions set forth in the Code thereafter. A RIC is not “publicly offered” unless its shares are (i) continuously offered pursuant to a public offering (within the meaning of Section 4 of the Securities Act of 1933, as amended), (ii) regularly traded on an established securities market or (iii) held by at least 500 persons at all times during the taxable year.

The Fund will seek to restrict non-qualifying income to a maximum of 10% of its gross income to comply with the “Gross Income Test” (as described in the section below titled “U.S. Federal Income Tax Matters”) necessary for the Fund to qualify as a RIC under Subchapter M of the Code. To the extent the Fund invests in Portfolio Investments that make investments into portfolio companies that are partnerships or transparent for U.S. federal income tax purposes, the Fund may be allocated non-qualifying income from such portfolio companies. The Fund may generate more non-qualifying income than anticipated, may not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or may not be able to accurately predict the non-qualifying income from these investments. Failure to comply with the Gross Income Test could have significant negative tax consequences to Shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the Gross Income Test, but in order to do so the Fund may incur significant fund-level taxes, which would effectively reduce Shareholders’ returns.

The Fund may gain most of its exposure to certain operating portfolio companies and real estate through certain domestic and non-U.S. entities treated as corporations for U.S. federal income tax purposes within the limitations of the federal tax requirements for qualification as a RIC. To the extent the Fund invests through domestic corporate entities (that are not REITs), their taxable income will be subject to federal, and applicable, corporate income tax before being distributed to the Fund as a dividend. To the extent that the Fund invests through non-U.S. corporate entities, such entities may be treated as a “controlled foreign corporation” under the Code. Under Treasury regulations, certain income inclusions under Section 951(a) of the Code to the Fund attributable to its investment in a “controlled foreign corporation” is qualifying income under the RIC Gross Income Tests to the Fund to the extent that the controlled foreign corporation distributes such income or such income is derived with respect to the Fund’s business of investing in stock, securities or currencies.

The Adviser will carefully monitor the Fund’s investments in such corporate entities to ensure that no more than 25% of the Fund’s assets are treated as invested in a single “issuer” or two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses for purposes of the Asset Diversification Test (as described in the section below titled “U.S. Federal Income Tax Matters”). Failure to comply with the Asset Diversification Test for RIC qualification could have significant negative tax consequences to Shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the Asset Diversification Test, but in order to do so the Fund may incur significant fund-level taxes, which would effectively reduce (and could eliminate) Shareholders’ returns.

In addition, the Fund’s investment in “controlled foreign corporations” may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the Distribution Requirement for RIC qualification and for avoiding the excise tax as described in the section below titled “U.S. Federal Income Tax Matters”. Accordingly, in order to avoid certain income and excise taxes, the Fund may be required to liquidate its investments at a time when the investment adviser might not otherwise have chosen to do so. Failure to satisfy the Distribution Requirement will result in taxation of the Fund as a regular corporation.

Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Tax Risks. Investment in the Fund involves numerous tax risks. Please see “Types of Investment and Related Risks – Tax Risks” for a discussion of some of these risks. The Adviser intends to comply at all times with the applicable provisions of the Code necessary for the Fund to elect and thereafter maintain its tax classification as a regulated investment company (“RIC”) under the Code. However, if for any reason the Fund should lose its classification as a RIC, such loss could produce adverse tax consequences.

Key Personnel [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Key Personnel. The performance of the Fund will depend in significant part upon the skill and expertise of the key personnel of the Adviser and may be affected by key individuals joining or leaving the Adviser and its affiliates. The Adviser expects that such individuals will devote as much time as they believe is necessary to assist the Fund in achieving its investment objective; however, none of such individuals will devote substantially all of his or her working time to the affairs of the Fund. The loss of one or more of the Fund’s key personnel could have a material adverse effect on the performance of the Fund. In addition, the performance of the Investment Funds will depend in significant part upon the skill and expertise of the key personnel of the Investment Fund’s managers. The Fund will have little or no control on the amount of time such personnel will devote to the Investment Funds or the ability of such Investment Funds to retain key personnel. The loss of one or more key personnel could have a material adverse effect on the performance of the Investment Funds, and thus of the Fund.

Risks Related To Electronic Communication [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to Electronic Communication. The Fund may provide to Shareholders statements, reports and other communications relating to the Fund and/or their Shares in electronic form, such as email or via a password protected website (“Electronic Communications”). Electronic Communications may be modified, corrupted, or contain viruses or malicious code, and may not be compatible with a Shareholder’s electronic system. In addition, reliance on Electronic Communications involves the risk of inaccessibility, power outages or slowdowns for a variety of reasons. These periods of inaccessibility may delay or prevent receipt of reports or other information by the Shareholders.

Potential Conflicts Of Interest [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Potential Conflicts of Interest. The Adviser and its affiliates engage in various financial, advisory and investment activities. Although these relationships and services should enable the Adviser to offer attractive opportunities to the Fund, such relationships and services may give rise to potential conflicts with the interests of the Fund and the Shareholders. Conflicts of interest described or contemplated herein and such other conflicts of interest that may arise from time to time will be resolved in the sole discretion of the Adviser. There can be no assurance that any actual or potential conflicts of interest will not adversely affect the Fund and the performance of the Fund, including, without limitation, the following:

Client Relationships. The Adviser and its affiliates have long-term relationships and provide investment advisory and other services to many clients. The Adviser may face conflicts of interest between activities or services performed for the Fund, on the one hand, and other clients on the other hand. In addition, the Adviser and its affiliates also have long-term relationships with investors who may invest or may have invested in Private Investment Funds and their underlying portfolio companies. In addition, members of affiliates of the Adviser may also serve on the advisory boards of Private Investment Funds and their affiliated fund, on the boards of entities that serve as the managers or advisers of the Private Investment Funds, or on the boards of operating companies, including Private Investment Funds or their affiliates. These and other similar relationships may raise conflicts between the Fund and other parties and may not be resolved in favor of the Fund.

Other Activities of the Adviser. The Adviser will devote such time as shall be reasonably necessary to conduct the business affairs of the Fund in an appropriate manner, and it is expected that the managers of the Investment Funds and their affiliates will devote such time as shall be reasonably necessary to conduct the business affairs of the Investment Funds in an appropriate manner. However, the Adviser, their employees, such managers and their affiliates may continue to hold economic interests in, and furnish advisory, consulting and/or management services to, other persons or entities and with respect to similar or different investments. In certain circumstances, the ability of the Adviser to affect transactions may be restricted by applicable regulatory requirements and by internal policies designed to comply within such requirements. As a result, there may be periods when, as a result of the Adviser’s or its affiliates’ activities on behalf of other clients, they will not be able to engage in certain types of transactions on behalf of the Fund.

Allocation of Investment Opportunities. In addition, the Adviser has established prior funds and advises separate account clients, and the Adviser and its affiliates intend to establish subsequent funds and advise future separate account clients, that invest or will invest pursuant to the same investment strategy as the Fund. Although the Adviser will use reasonable efforts to assure that investment opportunities appropriate for both the Fund and one or more of its other funds or separate account clients (other than certain of those opportunities that are brought to the Adviser’s attention by or through such separate accounts) are allocated among the accounts of the Adviser (including the Fund and any other funds and separate accounts) on a basis that, over time, is fair and equitable, the Fund (i) will not have any rights to certain investments that are brought to the Adviser’s attention by or through such separate accounts; (ii) will not have exclusive rights to any investment opportunities in relation to the rights of such funds or separate accounts; and (iii) will not be entitled to any specific pro rata investment rights in relation to such funds or separate accounts.

The 1940 Act imposes significant limits on the ability of the Fund to co-invest with other funds and accounts managed by the Adviser. The Adviser and the Fund may apply for an exemptive order from the SEC that would expand the Fund’s ability to co-invest alongside the Adviser and its affiliates in Portfolio Investments. There is no assurance that the Adviser or the Fund will receive such an exemptive order on a timely basis or at all. Until they obtain such exemptive order, or if they are not able to obtain the exemptive order, the Fund will not be permitted to participate in certain investments with the Adviser’s other funds and separate accounts. This may reduce the Fund’s ability to deploy capital and invest its assets. The Fund may be forced to invest in cash, cash equivalents or other assets that may result in lower returns than otherwise may be available if the exemptive order were obtained.

However, even if granted, the SEC exemptive order will contain certain conditions that may limit or restrict the Fund’s ability to participate in such Portfolio Investment, including, without limitation, in the event that the available capacity with respect to a Portfolio Investment is less than the aggregate recommended allocations to the Fund. In such cases, the Fund may participate in an investment to a lesser extent or, under certain circumstances, may not participate in the investment.

The Fund will not have exclusive rights to investment opportunities in relation to the rights of such other funds. “Cross transactions” between the Fund and other of the Adviser’s clients may give rise to a conflict of interest between the Fund and those of the other parties to the transaction.

Investment Techniques. The Adviser and its affiliates will utilize various investments and investment techniques in the pursuit of the Fund’s investment strategy. Some such investments or investment techniques may potentially give rise to conflicts of interests in relation to the Adviser’s selection of investments or use of techniques (such as leverage) that have the effect of increasing the Adviser’s compensation.

Client Relationships [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Client Relationships. The Adviser and its affiliates have long-term relationships and provide investment advisory and other services to many clients. The Adviser may face conflicts of interest between activities or services performed for the Fund, on the one hand, and other clients on the other hand. In addition, the Adviser and its affiliates also have long-term relationships with investors who may invest or may have invested in Private Investment Funds and their underlying portfolio companies. In addition, members of affiliates of the Adviser may also serve on the advisory boards of Private Investment Funds and their affiliated fund, on the boards of entities that serve as the managers or advisers of the Private Investment Funds, or on the boards of operating companies, including Private Investment Funds or their affiliates. These and other similar relationships may raise conflicts between the Fund and other parties and may not be resolved in favor of the Fund.

Other Activities Of The Adviser [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Other Activities of the Adviser. The Adviser will devote such time as shall be reasonably necessary to conduct the business affairs of the Fund in an appropriate manner, and it is expected that the managers of the Investment Funds and their affiliates will devote such time as shall be reasonably necessary to conduct the business affairs of the Investment Funds in an appropriate manner. However, the Adviser, their employees, such managers and their affiliates may continue to hold economic interests in, and furnish advisory, consulting and/or management services to, other persons or entities and with respect to similar or different investments. In certain circumstances, the ability of the Adviser to affect transactions may be restricted by applicable regulatory requirements and by internal policies designed to comply within such requirements. As a result, there may be periods when, as a result of the Adviser’s or its affiliates’ activities on behalf of other clients, they will not be able to engage in certain types of transactions on behalf of the Fund.

Allocation Of Investment Opportunities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Allocation of Investment Opportunities. In addition, the Adviser has established prior funds and advises separate account clients, and the Adviser and its affiliates intend to establish subsequent funds and advise future separate account clients, that invest or will invest pursuant to the same investment strategy as the Fund. Although the Adviser will use reasonable efforts to assure that investment opportunities appropriate for both the Fund and one or more of its other funds or separate account clients (other than certain of those opportunities that are brought to the Adviser’s attention by or through such separate accounts) are allocated among the accounts of the Adviser (including the Fund and any other funds and separate accounts) on a basis that, over time, is fair and equitable, the Fund (i) will not have any rights to certain investments that are brought to the Adviser’s attention by or through such separate accounts; (ii) will not have exclusive rights to any investment opportunities in relation to the rights of such funds or separate accounts; and (iii) will not be entitled to any specific pro rata investment rights in relation to such funds or separate accounts.

The 1940 Act imposes significant limits on the ability of the Fund to co-invest with other funds and accounts managed by the Adviser. The Adviser and the Fund may apply for an exemptive order from the SEC that would expand the Fund’s ability to co-invest alongside the Adviser and its affiliates in Portfolio Investments. There is no assurance that the Adviser or the Fund will receive such an exemptive order on a timely basis or at all. Until they obtain such exemptive order, or if they are not able to obtain the exemptive order, the Fund will not be permitted to participate in certain investments with the Adviser’s other funds and separate accounts. This may reduce the Fund’s ability to deploy capital and invest its assets. The Fund may be forced to invest in cash, cash equivalents or other assets that may result in lower returns than otherwise may be available if the exemptive order were obtained.

However, even if granted, the SEC exemptive order will contain certain conditions that may limit or restrict the Fund’s ability to participate in such Portfolio Investment, including, without limitation, in the event that the available capacity with respect to a Portfolio Investment is less than the aggregate recommended allocations to the Fund. In such cases, the Fund may participate in an investment to a lesser extent or, under certain circumstances, may not participate in the investment.

The Fund will not have exclusive rights to investment opportunities in relation to the rights of such other funds. “Cross transactions” between the Fund and other of the Adviser’s clients may give rise to a conflict of interest between the Fund and those of the other parties to the transaction.

Investment Techniques [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment Techniques. The Adviser and its affiliates will utilize various investments and investment techniques in the pursuit of the Fund’s investment strategy. Some such investments or investment techniques may potentially give rise to conflicts of interests in relation to the Adviser’s selection of investments or use of techniques (such as leverage) that have the effect of increasing the Adviser’s compensation.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	11911 Freedom Drive
Entity Address, Address Line Two	Suite 730
Entity Address, City or Town	Reston
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20190
Contact Personnel Name	Frederick Baerenz
Class A Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	5.75%
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.49%	[1]
Acquired Fund Fees and Expenses [Percent]	1.21%	[2]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.00%	[3]
Other Annual Expenses [Percent]	2.09%	[4]
Total Annual Expenses [Percent]	4.79%
Waivers and Reimbursements of Fees [Percent]	0.63%	[5]
Net Expense over Assets [Percent]	4.16%	[6]
Expense Example, Year 01	$ 97
Expense Example, Years 1 to 3	188
Expense Example, Years 1 to 5	280
Expense Example, Years 1 to 10	$ 511
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class A Shares
Outstanding Security, Not Held [Shares] | shares	604.9610
Class I Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.49%	[1]
Acquired Fund Fees and Expenses [Percent]	1.21%	[2]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.00%	[3]
Other Annual Expenses [Percent]	2.09%	[4]
Total Annual Expenses [Percent]	4.79%
Waivers and Reimbursements of Fees [Percent]	(0.63%)	[5]
Net Expense over Assets [Percent]	4.16%	[6]
Expense Example, Year 01	$ 42
Expense Example, Years 1 to 3	139
Expense Example, Years 1 to 5	236
Expense Example, Years 1 to 10	$ 481
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class I Shares
Outstanding Security, Not Held [Shares] | shares	5,241,935.6920

[1]	The Fund pays the Adviser a fee (the “Management Fee”), accrued daily and payable monthly, at the annual rate of 1.49% of the Fund’s average daily Managed Assets. “Managed Assets” means the total assets of the Fund (including any assets attributable to money borrowed for investment purposes) minus the sum of the Fund’s accrued liabilities (other than money borrowed for investment purposes), calculated before giving effect to any repurchase of shares on such date.
[2]	Shareholders indirectly bear a portion of the asset-based fees, performance or incentive fees or allocations and other expenses incurred by the Fund as an investor in the Private Investment Funds. Generally, asset-based fees payable in connection with Private Investment Fund investments will range from 0.00% to 2.00% (annualized) of the commitment amount of the Fund’s investment, and performance or incentive fees or allocations are typically between 0%- 20% of a Private Investment Fund’s net profits annually. The “Acquired Fund Fees and Expenses” disclosed above are based on historic fee information of the Private Investment Funds in which the Fund anticipates investing, which may change substantially over time and, therefore, significantly affect “Acquired Fund Fees and Expenses.”
[3]	The Fund will not charge Shareholders a transaction fee in connection with the Fund’s repurchases of Shares.
[4]	Other Expenses are restated to reflect current fees. Other Expenses are based on estimated amounts for the current fiscal year and include all direct operating expenses of the Fund. Other Expenses include the Fund’s organization and offering fees and expenses.
[5]	The Adviser has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep Fund Operating Expenses (defined below) incurred by the Fund from exceeding 2.95% of the Fund’s average daily net assets attributable to Class A Shares and Class I Shares, respectively, until September 30, 2027 (the “Initial Term End Date”). “Fund Operating Expenses” are defined to include all expenses incurred in the business of the Fund provided that the following expenses (“excluded expenses”) are excluded from the definition of Fund Operating Expenses: (i) any class-specific expenses (including distribution and service (12b-1) fees and shareholder servicing fees), (ii) any acquired fund fees and expenses, (iii) short sale dividend and interest expenses, and any other interest expenses incurred by the Fund in connection with its investment activities, (iv) fees and expenses incurred in connection with a credit facility, if any, obtained by the Fund, (v) taxes, (vi) certain insurance costs, (vii) transactional costs, including legal costs and brokerage fees and commissions, associated with the acquisition and disposition of the Fund’s Portfolio Investments and other investments, (viii) non routine expenses or costs incurred by the Fund, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings and liquidations and (ix) other expenditures which are capitalized in accordance with generally accepted accounting principles. In addition, the Adviser may receive from the Fund the difference between the Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement will continue in effect from year to year for successive one-year terms after the Initial Term End Date unless terminated by the Board or the Adviser. The agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Fund. If the agreement is terminated by the Adviser, the effective date of such termination will be the last day of the current term.
[6]	The Total Annual Fund Expenses shown in the above table will differ from the “Financial Highlights” section of this Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.